Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	CERP
Entity Registrant Name	Cereplast Inc
Entity Central Index Key	0001324759
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 237	$ 3,940	$ 2,391
Accounts Receivable, Net	7,293	14,744	5,285
Inventory, Net	5,424	4,406	1,392
Prepaid Expenses and Other Current Assets	1,136	966	69
Total Current Assets	14,090	24,056	9,137
Property and Equipment
Property and Equipment	13,836	13,752	5,564
Accumulated Depreciation and Amortization	(3,668)	(3,151)	(2,213)
Property and Equipment, Net	10,168	10,601	3,351
Other Assets
Restricted Cash	43	43	43
Deferred Loan Costs	867	1,321	266
Intangible Assets, Net	248	183	170
Deposits	47	47	17
Total Other Assets	1,205	1,594	496
Total Assets	25,463	36,251	12,984
Current Liabilities
Accounts Payable	1,134	1,813	2,567
Accrued Expenses	3,049	2,760	1,251
Capital Leases, Current Portion	77	73	9
Loan Payable, Current Portion	4,023	1,855	149
Convertible Subordinated Notes, Current Portion	357
Derivative Liability	344
Total Current Liabilities	8,984	6,501	3,976
Long-Term Liabilities
Loan Payable	4,423	7,307	2,119
Convertible Subordinated Notes	8,532	12,500
Capital Leases, Long-Term	191	245
Total Long-Term Liabilities	13,146	20,052	2,119
Total Liabilities	22,130	26,553	6,095
Shareholders' Equity
Preferred Stock, $0.001 par value; 5,000,000 shares authorized and none outstanding
Common Stock, $0.001 par value; 495,000,000 shares authorized; 18,933,139 and 12,992,195 shares issued and outstanding at December 31, 2011 and 2010, respectively	29	19	13
Additional Paid in Capital	76,398	66,524	49,737
Accumulated Deficit	(73,210)	(56,935)	(42,933)
Accumulated Other Comprehensive Income	112	86	72
Stockholders' Equity Attributable to Parent, Total	3,329	9,694	6,889
Noncontrolling Interests	4	4
Total Equity	3,333	9,698	6,889
Total Liabilities and Shareholders' Equity	$ 25,463	$ 36,251	$ 12,984

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	73	0
Preferred Stock, shares outstanding	73	0	0
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	495,000,000	495,000,000	495,000,000
Common Stock, shares issued	28,989,829	18,933,139	12,992,195
Common Stock, shares outstanding	28,989,829	18,933,139	12,992,195

CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Gross Product Sales	$ 481	$ 5,414	$ 786	$ 20,849	$ 20,893	$ 6,416
Sales Discounts, Returns and Allowances	(4)	(45)	(16)	(628)	(637)	(72)
Net Sales	477	5,369	770	20,221	20,256	6,344
Cost of Goods Sold	910	4,475	2,093	17,701	18,223	5,247
GROSS PROFIT	(433)	894	(1,323)	2,520	2,033	1,097
Operating Expenses:
Research and Development	115	280	371	789	1,048	466
Selling, General and Administrative	6,410	3,689	9,286	8,457	13,397	7,519
Total Operating Expenses	6,525	3,969	9,657	9,246
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES	(6,958)	(3,075)	(10,980)	(6,726)	(12,412)	(6,888)
Debt Extinguishment Costs			(427)
OTHER EXPENSES
Restructuring Costs						586
Interest Expense, Net					1,590	15
TOTAL OTHER EXPENSE, NET					1,590	601
Loss on Derivative Liability	47		(52)
Interest and Other Income			18
Interest Expense	(3,057)	(513)	(4,834)	(999)
Loss Before Provision for Income Taxes	(9,968)	(3,588)	(16,275)	(7,725)	(14,002)	(7,489)
Provision for Income Taxes
Net Loss	(9,968)	(3,588)	(16,275)	(7,725)	(14,002)	(7,489)
Other Comprehensive Income
Gain (Loss) on Foreign Currency Translation	(95)	(54)	26	(93)	14	35
TOTAL COMPREHENSIVE LOSS	$ (10,063)	$ (3,642)	$ (16,249)	$ (7,818)	$ (13,988)	$ (7,454)
BASIC AND DILUTED LOSS PER SHARE	$ (0.4)	$ (0.23)	$ (0.77)	$ (0.5)	$ (0.88)	$ (0.64)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, BASIC AND DILUTED	24,739,449,000	15,777,793,000	21,242,115,000	15,470,324,000	15,989,397	11,779,087

CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Income
Balance, December 31, 2009 at Dec. 31, 2009	$ 5,181,000	$ 10,000	$ 40,578,000	$ (35,444,000)	$ 37,000
Balance, December 31, 2009 (in shares) at Dec. 31, 2009		9,825,476
Issuance of common stock as compensation. Stock at prices ranging from $2.82 per share to $5.10 per share (in shares)		104,785
Issuance of common stock as compensation. Stock at prices ranging from $2.82 per share to $5.10 per share	375,000		375,000
Issuance of common stock under a private placement	1,289,000	1,000	1,288,000
Issuance of common stock under a private placement (in shares)		705,000
Sales of shares made pursuant to an effective to a Registration Statement on Form S-3 (Registration No. 333-166307) at a net price of $2.91 per share (in shares)	2,137,642	2,137,642
Sales of shares made pursuant to an effective to a Registration Statement on Form S-3 (Registration No. 333-166307) at a net price of $2.91 per share	6,218,000	2,000	6,216,000
Fees association with an early lease termination	125,000		125,000
Fees association with an early lease termination (in shares)	31,250	31,250
Issuance of common stock for Board member services	50,000		50,000
Issuance of common stock for Board member services (in shares)		12,500
Issuance of common stock for settlement agreements	75,000		75,000
Issuance of common stock for settlement agreements (in shares)		20,162
Issuance of common stock for vendor services	782,000		782,000
Issuance of common stock for vendor services (in shares)		153,802
Rounding due to Stock Split (in shares)		1,578
Warrants issued in connection with debt financing arrangements	248,000		248,000
Net Loss	(7,489,000)			(7,489,000)
Gain on foreign currency translation	35,000				35,000
Balance, December 31, 2010 at Dec. 31, 2010	6,889,000	13,000	49,737,000	(42,933,000)	72,000
Balance, December 31, 2010 (in shares) at Dec. 31, 2010		12,992,195
Issuance of common stock under a private placement	15,705,000	6,000	15,699,000
Issuance of common stock under a private placement (in shares)		5,721,500
Issuance of common stock for employee compensation (in shares)		130,882
Issuance of common stock for employee compensation	489,000		489,000
Issuance of common stock for Board member services	185,000		185,000
Issuance of common stock for Board member services (in shares)		37,500
Issuance of common stock for settlement agreements	20,000		20,000
Issuance of common stock for settlement agreements (in shares)		4,062
Issuance of common stock for vendor services	59,000		59,000
Issuance of common stock for vendor services (in shares)		12,000
Issuance of common stock from warrant exercise	155,400		155,400
Issuance of common stock from warrant exercise (in shares)	35,000	35,000
Compensation expense related to stock option plan	180,000		180,000
Net Loss	(14,002,000)			(14,002,000)
Gain on foreign currency translation	14,000				14,000
Balance, December 31, 2010 at Dec. 31, 2011	$ 9,694,000	$ 19,000	$ 66,524,000	$ (56,935,000)	$ 86,000
Balance, December 31, 2010 (in shares) at Dec. 31, 2011		18,933,139

CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of common stock as compensation, minimum price range per share	2.82
Issuance of common stock as compensation, maximum price range per share	5.1
Issuance of common shares under a private placement, per share	2
Sales of shares made pursuant to an effective Registration Statement on Form S-3, per share	2.91
Common Stock
Issuance of common stock for vendor services (in shares)	153,802

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (16,275)	$ (7,725)	$ (14,002)	$ (7,489)
Adjustment to Reconcile Net Loss to Net Cash Used in Operating Activities
Depreciation and Amortization	536	694	944	803
Reserve for Inventory Obsolescence			229
Allowance for Doubtful Accounts	5,082	1,780	5,338	32
Common Stock Issued for Services, Salaries and Wages	160	874	912	1,407
Amortization of Loan Discount	3,223	57	76	2
Loss on Disposal of Leasehold Improvements				14
Impairment of Intangible Assets		64	61
Extinguishment of Convertible Debt	368
Loss on Derivative Liability	52
Changes in Operating Assets and Liabilities
Accounts Receivable	537	(15,609)	(14,797)	(4,992)
Deferred Loan Costs	458	223	361	(130)
Inventory	814	(2,095)	(3,243)	(543)
Deposits		(35)	(29)	75
Prepaid Expenses and Other Current Assets	(171)	(1,514)	(896)	147
Restricted Cash				(43)
Accounts Payable	659	269	(1,246)	1,578
Accrued Expenses	288	864	1,530	511
NET CASH USED IN OPERATING ACTIVITIES	(4,269)	(22,153)	(24,762)	(8,628)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Property, Equipment and Intangibles	(180)	(1,290)	(7,918)	(263)
Proceeds from Sale of Equipment	15
NET CASH USED IN INVESTING ACTIVITIES	(165)	(1,290)	(7,918)	(263)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on Capital Leases	(50)	(13)	(47)	(25)
Proceeds from Capital Leases		96	356
Noncontrolling Interest Activities		4	4
Payments on Notes and Loan Payable	(603)		(145)	(59)
Proceeds from Loan Payable, Net of Loan Costs		2,500	6,962	2,520
Proceeds from Convertible Subordinated Notes, Issuance Costs	600	11,225	11,225
Proceeds from Issuance of Common Stock and Subscriptions, Net of Issuance Costs	400	11,363	15,860	7,505
Proceeds from Issuance of Preferred Stock, Net of Issuance Costs	400
NET CASH PROVIDED BY FINANCING ACTIVITIES	747	25,175	34,215	9,941
FOREIGN CURRENCY TRANSLATION	(15)	(93)	14	35
NET INCREASE (DECREASE) IN CASH	(3,702)	1,639	1,549	1,085
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3,940	2,391	2,391	1,306
CASH AND CASH EQUIVALENTS, END OF PERIOD	237	4,030	3,940	2,391
Cash Paid During the Year For:
Interest	460	417	1,025	2
Income Taxes
Shares issued under a private placement (in shares)			5,721,500	2,842,642
Shares issued under a private placement			$ 15,860	$ 8,025

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Convertible Subordinated Notes, Issuance Costs			$ 1,275,000
Proceeds from Issuance of Common Stock and Subscriptions, Issuance Costs			1,619,000
Expense related to vesting of employee stock options	51,000	134,000	180,000
Director and Employee Services
Number of shares issued	84,478	153,796	168,382	78,605
Dollar value of shares issued	88,000	657,000	673,000	375,000
Exercise of Common Stock Warrants
Number of shares issued		35,000	35,000
Dollar value of shares issued		155,000	155,000
Prepaid Services
Number of shares issued		12,000	12,000
Dollar value of shares issued		59,000	59,000
Settlement Agreement
Number of shares issued	9,587	4,062	4,062	20,162
Dollar value of shares issued	10,000	20,000	20,000	75,000
Early Lease Termination
Number of shares issued				31,250
Dollar value of shares issued				125,000
Board Member Services
Number of shares issued				12,500
Dollar value of shares issued				50,000
Prepaid Services and Rent
Number of shares issued				151,302
Dollar value of shares issued				782,000
Vendor services
Number of shares issued	50,000
Dollar value of shares issued	$ 11,000

ORGANIZATION AND LINE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ORGANIZATION AND LINE OF BUSINESS

1. ORGANIZATION AND LINE OF BUSINESS

Organization

Cereplast, Inc. (“we” or “Cereplast”) was incorporated on September 29, 2001 in the State of Nevada under the name Biocorp North America Inc. On March 18, 2005, we filed an amendment to our certificate of incorporation to change our name to Cereplast, Inc.

Line of Business

We have developed and are commercializing proprietary bio-based resins through two complementary product families: Cereplast Compostables® resins which are compostable, renewable, ecologically sound substitutes for petroleum-based plastics, and Cereplast Sustainables™ resins (including the Cereplast Hybrid Resins product line), which replaces up to 90% of the petroleum-based content of traditional plastics with materials from renewable resources. Our resins can be converted into finished products using conventional manufacturing equipment without significant additional capital investment by downstream converters.

The demand for non-petroleum based, clean and renewable sources for materials, such as bioplastics, and the demand for compostable/biodegradable products are being driven globally by a variety of factors, including fossil fuel price volatility, energy security and environmental concerns. These factors have led to increased spending on clean and renewable products by corporations and individuals as well as legislative initiatives at national, state and local level.

We are a full-service resin solution provider uniquely positioned to capitalize on the rapidly increasing demand for sustainable and environmentally friendly alternatives to traditional plastic products.

We primarily conduct our operations through two product families:

•

Cereplast Compostables® resins are compostable and bio-based, ecologically sound substitutes for petroleum-based plastics targeting primarily compostable bags, single-use food service products and packaging applications. We offer 17 commercial grades of Compostable resins in this product line. These resins are compatible with existing manufacturing processes and equipment making them a ready substitute for traditional petroleum-based resins. We commercially introduced our Compostable line in November 2006.

•

Cereplast Sustainables™ resins are partially or fully bio-based, ecologically sound substitutes for fully petroleum-based plastics targeting primarily durable goods, packaging applications. We offer four commercial grades of Sustainable resins in this product line. These resins are compatible with existing manufacturing processes and equipment, making them a ready substitute for traditional petroleum-based resins. We commercially introduced our Sustainable line in late 2007 under the name “Cereplast Hybrid Resins®.”

•

Cereplast Hybrid Resins® products replace up to 55% of the petroleum content in conventional plastics with bio-based materials such as industrial starches sourced from plants. The Hybrid resins line is designed to offer similar properties to traditional polyolefins such as impact strength and heat deflection temperature, and is compatible with existing converter processes and equipment. The Cereplast Hybrid Resins® line provides a viable alternative for brand owners and converters looking to partially replace petroleum-based resins in durable goods applications. Hybrid resins address this need in a wide range of markets, including automotive, consumer goods, consumer electronics, medical, packaging, and construction. We commercially introduced our first grade of Hybrid resin, Hybrid 150, at the end of 2007. We currently offer eight commercial grades in this product line.

•

Cereplast Algae Plastic® resins. In October of 2009 we announced that we have been developing a new technology to transform algae into bioplastics and intend to launch a new resin family containing algae-based materials that will complement our existing line of resins. The first commercial product with Cereplast Algae Plastic® resin is now being produced and sold as part of our Sustainables resin family. We believe that it is important to enhance research on non-food crops as we expect a surge in demand in bioplastics in future years, thus potentially creating pressure on food crops. Algae are the first non-food crop project that we have introduced and our R&D department is contemplating the development of additional non-food crop based materials in future years.

Our patent portfolio is currently comprised of five patents in the United States (“U.S.”), one Mexican patent, and seven pending patent applications in the U.S. and abroad. Our trademark portfolio is currently comprised of 47 registered marks, 4 allowed marks and 12 pending applications in the U.S. and abroad.

1. ORGANIZATION AND LINE OF BUSINESS

Organization

We were incorporated on September 29, 2001 in the State of Nevada under the name of Biocorp North America Inc. On March 18, 2005, we filed an amendment to our certificate of incorporation to change our name to Cereplast, Inc.

Line of Business

Cereplast, Inc. (“we” or “Cereplast”) has developed and is commercializing proprietary bio-based resins through two complementary product families: Cereplast Compostables® resins which are compostable, renewable, ecologically sound substitutes for petroleum-based plastics, and Cereplast Sustainables™ resins (including the Cereplast Hybrid Resins product line), which replaces up to 90% of the petroleum-based content of traditional plastics with materials from renewable resources. Our resins can be converted into finished products using conventional manufacturing equipment without significant additional capital investment by downstream converters.

The demand for non-petroleum based, clean and renewable sources for materials, such as bioplastics, and the demand for compostable/biodegradable products are being driven globally by a variety of factors, including fossil fuel price volatility, energy security and environmental concerns. These factors have led to increased spending on clean and renewable products by corporations and individuals as well as legislative initiatives at national, state and local level.

We are a full-service resin solution provider uniquely positioned to capitalize on the rapidly increasing demand for sustainable and environmentally friendly alternatives to traditional plastic products.

We primarily conduct our operations through two product families:

•

Cereplast Compostables® resins are compostable and bio-based, ecologically sound substitutes for petroleum-based plastics targeting primarily compostable bags, single-use food service products and packaging applications. We offer 13 commercial grades of Compostable resins in this product line. These resins are compatible with existing manufacturing processes and equipment making them a ready substitute for traditional petroleum-based resins. We commercially introduced our Compostable line in November 2006.

•

Cereplast Sustainables™ resins are partially or fully bio-based, ecologically sound substitutes for fully petroleum-based plastics targeting primarily durable goods, packaging applications. We offer six commercial grades of Sustainable resins in this product line. These resins are compatible with existing manufacturing processes and equipment, making them a ready substitute for traditional petroleum-based resins. We commercially introduced our Sustainable line in late 2007 under the name “Cereplast Hybrid Resins®.”

•

Cereplast Hybrid Resins® products replace up to 55% of the petroleum content in conventional plastics with bio-based materials such as industrial starches sourced from plants. The Hybrid resins line is designed to offer similar properties to traditional polyolefins such as impact strength and heat deflection temperature, and is compatible with existing converter processes and equipment. The Cereplast Hybrid Resins® line provides a viable alternative for brand owners and converters looking to partially replace petroleum-based resins in durable goods applications. Hybrid resins address this need in a wide range of markets, including automotive, consumer goods, consumer electronics, medical, packaging, and construction. We commercially introduced our first grade of Hybrid resin, Hybrid 150, at the end of 2007. We currently offer four commercial grades in this product line.

•

Cereplast Algae Plastic® resins. In October of 2009 we announced that we have been developing a new technology to transform algae into bioplastics and intend to launch a new resin family containing algae-based materials that will complement our existing line of resins. The first commercial product with Cereplast Algae Plastic® resin is now being produced and sold as part of our Sustainables resin family. We believe that it is important to enhance research on non-food crops as we expect a surge in demand in bioplastics in future years, thus potentially creating pressure on food crops. Algae are the first non-food crop project that we have introduced and our R&D department is contemplating the development of additional non-food crop based materials in future years.

Our patent portfolio is currently comprised of six patents in the United States (“U.S.”), one Mexican patent, and eight pending patent applications in the U.S. and abroad. Our trademark portfolio is currently comprised of approximately 45 registered marks and 21 pending applications in the U.S. and abroad.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The unaudited consolidated financial statements include the financial condition and results of operations of our wholly-owned subsidiary, Cereplast International, S.A., a Luxembourg company organized during the year ended December 31, 2008, for the purpose of conducting sales operations in Europe through two subsidiaries: Cereplast Europe SAS,a French company and Cereplast Italia SPA, an Italian corporation. Intercompany balances and transactions have been eliminated in consolidation. The results of operations for interim periods are not necessarily indicative of the results that may be expected for a full year. These financial statements should be read in conjunction with the consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance and the fair value of stock options. Actual results could differ from those estimates.

Cash

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. At various times throughout the year, the Company may have exceeded federally insured limits. At December 31, 2011, balances in our cash accounts exceeded federally insured limits of $0.25 million by approximately $3.7 million. We have not experienced any losses in such accounts and we do not believe we are exposed to any significant credit risk on cash and cash equivalents.

Concentration of Credit Risk

We had unrestricted cash totaling $0.2 million and $3.9 million at September 30, 2012 and December 31, 2011, respectively. The unrestricted cash and cash equivalents are held for working capital purposes. We do not enter into investments for trading or speculative purposes. Some of the securities in which we invest, however, may be subject to market risk. This means that a change in prevailing interest rates may cause the principal amount of the investment to fluctuate. To minimize this risk, we intend to maintain our portfolio of cash equivalents and short-term investments in a variety of securities, including commercial paper, money market funds, debt securities and certificates of deposit. Due to the short-term nature of these investments, we believe that we do not have any material exposure to changes in the fair value of our investment portfolio as a result of changes in interest rates. We actively monitor changes in interest rates.

Concentration of credit risk with respect to accounts receivable is limited to certain European customers to whom we make substantial sales. As of September 30, 2012 we had two large European customers that accounted for $13.7 million, or 74% of our accounts receivable balance, which is past due. Agreed upon payment terms for both of these customers are 90 days from receipt of goods. These customers are distributors and have acknowledged to us their agreement with the amounts owing and no amounts recognized in revenue or recorded in accounts receivable from these customers are in dispute. These distributor product sales were sold under agreements with generally the same terms of sale and credit as all other customer agreements. These sales are not contingent upon the distributor selling the product to the end-user and there is no right of return. To reduce risk, we routinely assess the financial strength of our most significant customers, using standard credit risk evaluation methods with reference to publicly available and customer supplied information, and monitor the amounts owed to us, taking appropriate action when necessary. As a result of the recent deterioration in the general economic conditions in Europe and the slow payment by some of our European customers, we have established an allowance for doubtful accounts of $10.5 million to reflect management’s assessment of credit risk associated with these customer balances. We are working with all customers to mitigate credit risk and ensure collection of all outstanding amounts.

Other Concentration

During the nine months ended months ended September 30, 2012, we did not have any significant suppliers that accounted for greater than 10% of total cost of goods sold. During the same period in the prior year, we had two significant suppliers that accounted for 34.0%, and 27.6% of total cost of goods sold. No other suppliers accounted for more than 10% of cost of goods sold during these periods.

Liquidity and Capital Resources

We have incurred a net loss of $16.3 million for the nine months ended September 30, 2012, and $14.0 million for the year ended December 31, 2011, and have an accumulated deficit of $73.2 million as of September 30, 2012. Based on our operating plan, our existing working capital will not be sufficient to meet the cash requirements to fund our planned operating expenses, capital expenditures and working capital requirements through December 31, 2012 without additional sources of cash.

In order to provide and preserve the necessary working capital to operate, we have successfully completed the following transactions in 2012:

•

Entered into an Exchange Agreement with Magna Group LLC (“Magna”), pursuant to which we agreed to issue to Magna convertible notes, in the aggregate principal amount of up to $4.6 million, in exchange for repayment of our Term Loan with Compass Horizon Funding Company, LLC.

•	Obtained a Forbearance Agreement on our semi-annual coupon payment due on June 1, 2012 with certain holders of our Senior Subordinated Notes to defer payment until December 1, 2012.

•

Reduced future interest payments through executing an Exchange Agreement for $2.5 million with certain holders of our Senior Subordinated Notes for conversion of their Notes and accrued interest into shares at an exchange rate of one share of our common stock for each $1.00 amount of the Note and accrued interest.

•	Issued 6,375,000 shares of our common stock to an institutional investor in settlement of approximately $1.3 million of our outstanding accounts payable balances.

•	Completed a Registered Direct offering to issue 1,000,000 shares of common stock at $0.50 per share for gross proceeds of $0.5 million.

•	Obtained unsecured short-term convertible debt financing of $0.6 million with additional availability of approximately $0.6 million at the lender’s sole discretion.

•	Returned unused raw materials to our suppliers in exchange for refunds net of restocking charges of approximately $0.3 million.

Our plan to address the shortfall of working capital is to generate additional financing through a combination of sale of our equity securities, additional funding from our new short-term convertible debt financings, incremental product sales into new markets with advance payment terms and collection of outstanding past due receivables. We are confident that we will be able to deliver on our plans, however, there are no assurances that we will be able to obtain any sources of financing on acceptable terms, or at all.

If we cannot obtain sufficient additional financing in the short-term, we may be forced to curtail or cease operations or file for bankruptcy. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be forced to take such actions.

Restricted Cash

We had restricted cash in the amount of approximately $43,000 on September 30, 2012 and December 31, 2011. The restricted cash amount consists of a “Certificate of Deposit” which supports a “Letter of Credit” for a leased facility.

Fair Value of Financial Instruments

The carrying amounts of our financial instruments as of September 30, 2012, which include cash, accounts receivable, unbilled receivable, accounts payable, accrued expenses, loans payable and convertible subordinated notes approximate their fair values due to the short-term nature of these instruments.

Accounts Receivable

We maintain an allowance for doubtful accounts for estimated losses that may arise if any of our customers are unable to make required payments. Management performs a quantitative and qualitative review of the receivables past due from customers on a monthly basis. Quantitative factors include customer’s past due balance, prior payment history, recent sales activity and days sales outstanding. Qualitative factors include macroeconomic environment, current product demand, estimated inventory levels and customer’s financial position. In certain cases, we may have access to repossess unsold products held at customer locations as recourse for payment defaults. The fair market value of these products are considered as potential recovery in estimating net losses from uncollectible accounts. On July 27, 2012, we entered into a Settlement Agreement with Colortec S.r.l. (“Colortec”) to resolve a dispute regarding our claims on outstanding accounts receivable balances. In exchange for renouncing our claim on outstanding accounts receivable from Colortec, we were granted access to recover unused containers of our products held by Colortec, valued at approximately $1.8 million. We have eliminated the outstanding accounts receivable balance due from Colortec in exchange for the value of inventory we recovered.

We record an allowance against uncollectible items for each customer after all reasonable means of collection have been exhausted, and the potential for recovery is considered remote. The allowance for doubtful accounts was approximately $10.5 million and $5.4 million as of September 30, 2012 and December 31, 2011, respectively.

Inventories

Inventories are stated at the lower of cost (first-in, first-out basis) or market, and consist primarily of raw materials used in the manufacturing of bioplastic resins, finished bioplastic resins and finished goods. Inventories are assessed for recoverability through an ongoing review of inventory levels in relation to foreseeable demand, which is typically six to twelve months. We consider any quantities in excess of three years of inventory to be excessive due to the shelf life of our products. A significant qualitative factor used in our evaluation is the fact that polypropylene is a core ingredient to our bioplastic resin products. Polypropylene is a multi-billion dollar commodity market within the plastics industry, which provides us an active marketplace to monetize potential excess or obsolete inventory. Our foreseeable demand is based upon all available information, including sales forecasts, new product marketing plans and product life cycles. When the inventory on hand exceeds the foreseeable demand, we write down the value of those inventories which, at the time of our review, we expect to be unable to sell or return to the vendor. The amount of the inventory write down is the excess of historical cost over estimated realizable value. Once established, these write downs are considered permanent adjustments to the cost basis of the excess inventory. As of September 30, 2012 and December 31, 2011, inventories consisted of the following(in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Raw Materials	$2,030	$2,565
Bioplastic Resins	3,475	1,959
Finished Goods	41	42
Packaging Materials	72	69
WIP	—	—
Obsolescence Reserve	(194)	(229)

Inventories, net	$5,424	$4,406

Property and Equipment

Property and equipment are stated at cost, and depreciation is computed on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are between five and seven years. Repairs and maintenance expenditures are charged to expense as incurred. Property and Equipment consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Equipment	$5,772	$5,434
Building	5,906	5,906
Land	32	32
Construction In Progress	1,526	1,743
Auto	—	37
Furniture and Fixtures	327	327
Leasehold Improvements	273	273

	13,836	13,752
Accumulated Depreciation	(3,668)	(3,151)

Property and Equipment, Net	$10,168	$10,601

Intangible Assets

Intangible assets are stated at cost and consist primarily of patents and trademarks. Amortization is computed on the straight-line method over the estimated life of these assets, estimated to be between five and fifteen years. Intangible assets consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Intangible Assets	$295	$222
Accumulated Amortization	(47)	(39)

Intangible Assets, Net	$248	$183

Deferred Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of income.

Revenue Recognition

We recognize revenue at the time of shipment of products, when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the price to the customer is fixed or determinable; and (iv) collection of the sales price is probable.

Certain of our product sales are made to distributors under agreements with generally the same terms of sale and credit as all other customer agreements. Revenue from product sales to our customers, including our customers who are distributors, is recognized upon shipment provided the above noted fundamental criteria of revenue recognition are met. The sale of products to our customers who are distributors is not contingent upon the distributor selling the product to the end-user, and our current agreements with distributors do not have any rights of return.

Impairment of Long-Lived Assets

We review long-lived assets for possible impairment by evaluating whether the carrying amount of assets exceed its recoverable amount. Our judgment regarding the existence of impairment is based on legal factors, market conditions and operational performance of our assets. Future adverse changes in legal environment, market conditions or poor operating results could result in losses or an inability to recover the carrying value of the long-lived assets, thereby possibly requiring an impairment charge in the future.

Comparative Figures

Certain of the prior year figures have been reclassified to conform to the presentation adopted in the current year.

Derivative Financial Instruments

Our derivative financial instruments consist of embedded and free-standing derivatives related primarily to the convertibles notes. The embedded derivatives include the conversion features, and liquidated damages clauses in the registration rights agreement. The accounting treatment of derivative financial instruments requires that we record the derivatives and related warrants at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. The recorded value of all derivatives at September 30, 2012 totaled approximately $344,000. We did not carry any derivative financial instruments at December 31, 2011. Any change in fair value of these instruments will be recorded as non-operating, non-cash income or expense at each reporting date. If the fair value of the derivatives is higher at the subsequent balance sheet date, the Company will record a non-operating, non-cash charge. If the fair value of the derivatives is lower at the subsequent balance sheet date, the Company will record non-operating, non-cash income. At September 30, 2012 derivatives were valued primarily using the Black-Scholes Option Pricing Model.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The audited consolidated financial statements include the financial condition and results of operations of our wholly-owned subsidiary, Cereplast International, S.A., a Luxembourg company organized during the year ended December 31, 2008, for the purpose of conducting sales operations in Europe. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance and the fair value of stock options. Actual results could differ from those estimates.

Cash

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. At various times throughout the year, we may have exceeded federally insured limits. At December 31, 2011 and December 31, 2010, balances in our cash accounts exceeded federally insured limits of $0.25 million by approximately, $3.7 million and $2.2 million, respectively. We have not experienced any losses in such accounts and we do not believe we are exposed to any significant credit risk on cash and cash equivalents.

Concentration of Credit Risk

We had unrestricted cash totaling $3.9 million and $2.4 million at December 31, 2011 and 2010, respectively. Our unrestricted cash is held for working capital purposes. We do not enter into investments for trading or speculative purposes. Some of the securities in which we invest, however, may be subject to market risk. This means that a change in prevailing interest rates may cause the principal amount of the investment to fluctuate. To minimize this risk, we intend to maintain our portfolio of cash equivalents and short-term investments in a variety of securities, including commercial paper, money market funds, debt securities and certificates of deposit. Due to the short-term nature of these investments, we believe that we do not have any material exposure to changes in the fair value of our investment portfolio as a result of changes in interest rates.

Concentration of credit risk with respect to accounts receivable is limited to certain European customers to whom we make substantial sales. As of December 31, 2011 we had one large European customer that accounted for $7.6 million, or 36% of our accounts receivable balance, which is past due. We have another large European customer with $6.1 million, or 29% of our receivable balance. Agreed upon payment terms for both of these customers are 90 days from receipt of goods. These customers have acknowledged to us their agreement with the amounts owing and no amounts recognized in revenue or recorded in accounts receivable from these customers are in dispute. To reduce risk, we routinely assess the financial strength of our most significant customers, using standard credit risk evaluation methods with reference to publicly available and customer supplied information, and monitor the amounts owed to us, taking appropriate action when necessary. As a result of the recent deterioration in the general economic conditions in Europe and the slow payment by some of our European customers, we have increased our allowance for doubtful accounts to $5.4 million to reflect management’s assessment of credit risk associated with these customer balances. We are working with all customers to mitigate credit risk and ensure collection of all outstanding amounts.

Other Concentration

During the year ended December 31, 2011, we had three significant suppliers that accounted for 33.1%, 27.5% and 10.8% of total cost of goods sold, respectively. During the same period in the prior year, we had two significant suppliers that accounted for 45.9% and 23.2% of total cost of goods sold, respectively. No other suppliers accounted for more than 10% of cost of goods sold during these periods.

Liquidity and Capital Resources

We have incurred a net loss of $14.0 million for the year ended December 31, 2011, and $7.5 million for the year ended December 31, 2010, and have an accumulated deficit of $56.9 million as of December 31, 2011. Based on our operating plan, our existing working capital will not be sufficient to meet the cash requirements to fund our planned operating expenses, capital expenditures and working capital requirements through December 31, 2012 without additional sources of cash.

Our plan to address the shortfall of working capital is to generate additional financing through a combination of refinancing existing credit facilities, incremental product sales and collection of outstanding receivables. We are confident that we will be able to deliver on our plans, however, there are no assurances that we will be able to obtain any sources of financing on acceptable terms, or at all.

If we cannot obtain sufficient additional financing in the short-term, we may be forced to curtail or cease operations or file for bankruptcy. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be forced to take such actions.

Restricted Cash

We had restricted cash in the amount of approximately $43,000 on December 31, 2011 and 2010. The restricted cash amount consists of a “Certificate of Deposit” which supports a “Letter of Credit” for a leased facility.

Fair Value of Financial Instruments

The carrying amounts of our financial instruments as of December 31, 2011 and 2010, which include cash, accounts receivable, unbilled receivable, accounts payable, accrued expenses, loans payable and convertible subordinated notes approximate their fair values due to the short-term nature of these instruments.

Accounts Receivable

We maintain an allowance for doubtful accounts for estimated losses that may arise if any of our customers are unable to make required payments. Management performs a quantitative and qualitative review of the receivables past due from customers on a monthly basis. Quantitative factors include customer’s past due balance, prior payment history, recent sales activity and days sales outstanding. Qualitative factors include macroeconomic environment, current product demand, estimated inventory levels and customer’s financial position. In certain cases, we may have access to repossess unsold products held at customer locations as recourse for payment defaults. The fair market value of these products are considered as potential recovery in estimating net losses from uncollectible accounts. We record an allowance against uncollectible items for each customer after all reasonable means of collection have been exhausted, and the potential for recovery is considered remote. The allowance for doubtful accounts was approximately $5.4 million and $66,000 as of December 31, 2011 and 2010, respectively.

Inventory

Inventories are stated at the lower of cost (first-in, first-out basis) or market and consist primarily of raw materials used in the manufacturing of bioplastic resins, finished bioplastic resins and finished goods. Inventories are reviewed for excess and obsolescence and a reserve is established accordingly. For the years ended December 31, 2011, and 2010, inventories consisted of the following (in thousands):

	2011	2010
Raw Materials	$2,565	$936
Bioplastic Resins	1,959	318
Finished Goods	42	44
Packaging Materials	69	53
Work In Process	—	41
Obsolescence Reserve	(229)	—

Inventories, Net	$4,406	$1,392

Property and Equipment

Property and equipment are stated at cost, and depreciation is computed on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are between five and seven years. Repairs and maintenance expenditures are charged to expense as incurred. Property and equipment consist of the following (in thousands):

	2011	2010
Equipment	$5,434	$5,074
Building	5,906	—
Land	32	—
Construction In Progress	1,743	135
Auto	37	25
Furniture and Fixtures	327	279
Leasehold Improvements	273	51

	13,752	5,564
Accumulated Depreciation	(3,151)	(2,213)

Property and Equipment, Net	$10,601	$3,351

Intangible Assets

Intangible assets are stated at cost and consist primarily of patents and trademarks. Amortization is computed on the straight-line method over the estimated life of these assets, estimated to be between five and fifteen years. Intangible assets consist of the following (in thousands):

	2011	2010
Intangible Assets	$222	$203
Accumulated Amortization	(39)	(33)

Intangible Assets, Net	$183	$170

Deferred Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of income.

Revenue Recognition

We recognize revenue at the time of shipment of products, when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the price to the customer is fixed or determinable; and (iv) collection of the sales price is probable.

Certain of our product sales are made to distributors under agreements with generally the same terms of sale and credit as all other customer agreements. Revenue from product sales to our customers, including our customers who are distributors, is recognized upon shipment provided the above noted fundamental criteria of revenue recognition are met. The sale of products to our customers who are distributors is not contingent upon the distributor selling the product to the end-user, and our current agreements with distributors do not have any rights of return.

Impairment of Long-Lived Assets.

We review long-lived assets for possible impairment by evaluating whether the carrying amount of assets exceed its recoverable amount. Our judgment regarding the existence of impairment is based on legal factors, market conditions and operational performance of our assets. Future adverse changes in legal environment, market conditions or poor operating results could result in losses or an inability to recover the carrying value of the long-lived assets, thereby possibly requiring an impairment charge in the future.

Comparative Figures

Certain of the prior year figures have been reclassified to conform to the presentation adopted in the current year.

CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CAPITAL STOCK

3. CAPITAL STOCK

Capital Stock Issued

During the nine months ended September 30, 2012, we issued shares of common stock as follows:

•	We issued 84,478 shares of restricted common stock valued at approximately $88,000 to various employees for services rendered during the period.

•	We issued 9,587 shares of common stock valued at approximately $10,000 pursuant to a settlement agreement.

•	We issued 1,000,000 shares of common stock for gross proceeds of $0.5 million in a registered direct offering pursuant to a Subscription Agreement dated April 30, 2012.

•

We issued 100,000 warrants with an exercise price of $0.50 per share for offering costs related to our registered direct offering. The relative fair value of these offering costs was $23,000 and recorded to Additional Paid In Capital. We estimated the fair value of the warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	May 2, 2012
Expected life	1.7 years
Expected volatility	89.4%
Dividends	None
Risk-free interest rate	0.27%

•	We issued 2,537,625 shares of common stock valued at approximately $2.9 million pursuant to an exchange agreement with certain convertible debt holders.

•	We issued 6,375,000 shares of common stock valued at approximately $1.2 million in settlement of our accounts payable.

•	We issued 50,000 shares of common stock valued at approximately $11,500 to a vendor in exchange for services.

Valuation Assumptions for Stock Options

During the year ended December 31, 2011, we granted options to our employees to purchase an aggregate of 300,000 shares of our common stock, with estimated total grant-date fair values of $0.7 million. We estimate that stock-based compensation for awards not expected to be exercised is $0.2 million. During the nine months ended September 30, 2012, we recorded stock-based compensation related to stock options of $51,000. The grant date fair value was estimated at the date of grant using the Black-Scholes option pricing model, assuming no dividends and the following assumptions:

January 14, 2011
Average risk-free interest rate	2.29%
Average expected life (in years)	6.0
Volatility	41.9%

•	Expected Volatility: The fair values of stock based payments were valued using a volatility factor based on our historical stock prices.

•	Expected Term: We elected to use the “simplified method” as discussed in SAB No. 107 to develop the estimate of the expected term.

•	Expected Dividend: We have not paid any dividends and do not anticipate paying dividends in the foreseeable future.

•

Risk-Free Interest Rate: We base the risk-free interest rate used on the implied yield currently available on U.S. Treasury zero coupon issues with remaining term equivalent to the expected term of the options.

Stock Option Activity

Under the 2004 Employee Stock Option Plan adopted by our board of directors (the “Plan”), our board of directors may issue incentive and non-qualified stock options to our employees. Options granted under the Plan generally expire at the end of five or ten years and vest in accordance with a vesting schedule determined by our board of directors, usually over three years from the grant date. As of September 30, 2012, we have 34,375 shares available for future grants under the Plan. We settle stock option exercises with newly issued shares of our common stock (in thousands except, per share data):

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—January 1	373	$8.65	73	$22.40
Granted at fair value	—	—	300	5.31
Exercised	—	—	—	—
Cancelled/forfeited	(169)	12.26	—	—

Outstanding—September 30	204	5.62	373	8.65

Options exercisable at September 30	84	$6.08	133	$14.69

The following table summarizes information about stock options as of September 30, 2012, (in thousands, except per share data):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
$0.0—$5.31	200	$5.31	8.66	$—	80	$5.31	8.66	$—
$5.32—$22.40	4	$22.40	2.42	$—	4	$22.40	2.42	$—

The aggregate intrinsic value in the table above represents the total pretax intrinsic value, based on our closing stock price of $0.26 at September 30, 2012 which would have been received by the option holders had all option holders exercised their options as of that date.

3. CAPITAL STOCK

Reverse Stock Split

On March 15, 2010, we implemented a reverse split of our common stock in ratio of one-for-forty. The reverse split was effective at 6:00 a.m. on March 15, 2010. All historical and per share amounts have been adjusted to reflect the reverse stock split.

Capital Stock Issued

During the twelve months ended December 31, 2011, we issued shares of common stock as follows:

•

We issued 2,596,500 shares of common stock and 649,128 warrants with an exercise price of $6.35 for net proceeds of $12.3 million pursuant to a securities purchase agreement dated January 26, 2011 under a private placement.

•	We issued 180,382 shares of restricted common stock valued at $0.7 million to various employees, directors, and third parties for services rendered during the period.

•	We issued 4,062 shares of common stock valued at $20,000 pursuant to a settlement agreement.

•	We issued 35,000 shares of common stock valued at $155,400 pursuant to a warrant exercise.

•

In a private placement transactions made in reliance upon an exemption from registration under rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act, we issued 3,125,000 shares of common stock for net cash proceeds of $4.5 million. We issued 3,125,000 shares of common stock for net cash proceeds of $4.5 million.

During the twelve months ended December 31, 2010, we issued shares of common stock as follows:

•

We issued 2,137,642 shares of common stock for net cash proceeds of $6.2 million pursuant to an effective Registration Statement on Form S-3 (Registration No. 333- 166307) initially filed with the Securities and Exchange Commission on April 26, 2010, and amended on May 21, 2010. The Registration Statement was declared effective on May 26, 2010.

•

In a private placement transactions made in reliance upon an exemption from registration under rule 506 of Regulation D promulgated under Section 4(2) of the Securities Act, we issued 705,000 shares of common stock for net cash proceeds of $1.3 million.

•	We issued 268,587 shares of common stock valued at $1.2 million to various employees, directors, and third parties for services rendered during the period.

•	We issued 31,250 shares of common stock valued at $125,000 for fees associated with the early termination of a lease in California.

•	We issued 20,162 shares of common stock valued at $75,000 pursuant to a settlement agreement.

•	We issued 2,500 shares of common stock valued at $12,000 as a termination fee related to the Periodic Equity Investment Agreement with Cumorah Capital, Inc. dated December 8, 2008.

Valuation Assumptions for Stock Options

During the year ended December 31, 2011, we granted options to our employees to purchase an aggregate of 300,000 shares of our common stock, with estimated total grant-date fair values of $0.7 million. We estimate that stock-based compensation for awards not expected to be exercised is $0.2 million. During the three and nine months ended December 31, 2011, we recorded stock-based compensation related to stock options of $23,000 and $0.2 million, respectively. The grant date fair value was estimated at the date of grant using the Black-Scholes option pricing model, assuming no dividends and the following assumptions:

Year ended December 31,
2011
Average risk-free interest rate	2.29%
Average expected life (in years)	6.0
Volatility	41.9%

•	Expected Volatility: The fair values of stock based payments were valued using a volatility factor based on our historical stock prices.

•	Expected Term: We elected to use the “simplified method” as discussed in SAB No. 107 to develop the estimate of the expected term.

•	Expected Dividend: We have not paid any dividends and do not anticipate paying dividends in the foreseeable future.

•

Risk-Free Interest Rate: We base the risk-free interest rate used on the implied yield currently available on U.S. Treasury zero-coupon issues with remaining term equivalent to the expected term of the options.

Stock Option Activity

Under the 2004 Employee Stock Option Plan adopted by our board of directors (the “Plan”), our board of directors may issue incentive and non-qualified stock options to our employees. Options granted under the Plan generally expire at the end of five or ten years and vest in accordance with a vesting schedule determined by our board of directors, usually over three years from the grant date. As of December 31, 2011, we have 34,375 shares available for future grants under the Plan. We settle stock option exercises with newly issued shares of our common stock (in thousands except, per share data):

	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—beginning of year	73	$22.40	73	$22.40
Granted at fair value	300	5.31	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—

Outstanding—end of year	373	8.65	73	22.40

Options exercisable at year-end	133	$14.69	73	$22.40

The following table summarizes information about stock options as of December 31, 2011 (in thousands, except per share data):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
$0.0-$5.31	300	$5.31	9.2	—	60	$5.31	9.16	—
5.32 - $22.40	73	22.40	2.92	—	73	22.40	2.92	—

The aggregate intrinsic value in the table above represents the total pretax intrinsic value, based on our closing stock price of $0.96 at December 31, 2011 which would have been received by the option holders had all option holders exercised their options as of that date.

No options were granted during the year ended December 31, 2010.

Common Stock Warrants

In connection with the registered direct offering of 3,125,000 Units effective November 2011, we issued warrants to purchase 2,343,750 of our common stock. The per share exercise price of the warrants is $2.20. The warrants are exercisable at any time on or after the date that is 180 days after the initial issuance on the date of closing and will expire on a date that is five years from the date of closing.

In connection with the issue of 2,596,500 shares of common stock to accredited investors pursuant to a securities purchase agreement entered into on January 26, 2011, we issued warrants to purchase 649,128 shares of our common stock. The warrants have an exercise price of $6.35 per share and are exercisable until July 31, 2016.

A summary of warrant activity is as follows (in thousands, except per share data):

	2011		2010
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding— January 1,	1,273	$4.44	—	$—
Issued	2,993	3.10	1,273	4.44
Cancelled	(12)	5.28	—	—
Exercised	(35)	4.44	—	—

Outstanding—December 31,	4,219	5.09	1,273	4.44

Warrants exercisable at end of period	4,219	$3.48	1,273	$4.44

LOANS PAYABLE AND CONVERTIBLE SUBORDINATED NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LOANS PAYABLE AND CONVERTIBLE SUBORDINATED NOTES

4. LOANS PAYABLE

Venture Loan Payable

On December 21, 2010, we entered into a Venture Loan and Security Agreement (the “Loan Agreement”) with Compass Horizon Funding Company, LLC (the “Lender”). The Loan Agreement provides for a total loan commitment of $5.0 million comprising of Loan A and Loan B, each in the amount of $2.5 million. Loan A was funded at closing on December 21, 2010 and matures 39 months after the date of advance. Loan B was funded on February 17, 2011 and also matures 39 months after the date of advance. We are obligated to pay interest per annum equal to the greater of (a) 12% or (b) 12% plus the difference between (i) the one month LIBOR Rate, on the date which is five business days before the funding of such loan and (ii) .30%. We are required to make interest only payments for the first nine months of each loan and equal payments of principal over the final thirty months of each loan. Any payments received after five days of written notice from the Lender will be assessed a 4% late payment fee. We granted a security interest to the Lender in all of our property.

In connection with loan, we issued a seven year warrant to the Lender to purchase 140,000 shares of common stock of the Company at an exercise price of $4.40. The relative fair value of the warrants was $0.2 million and will be recorded as interest expense over the term of the loan. We estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	December 22, 2010
Expected life	7 years
Expected volatility	39.9%
Dividends	None
Risk-free interest rate	2.74%

Also in connection with the Loan Agreement, we incurred $0.4 million of debt issue costs which were deferred and are being amortized to interest expense over the term of the loan.

On June 29, 2012, we amended the Loan Agreement (the “Amendment”) to change the Maturity Date to the earlier to occur of (i) August 1, 2014, or (ii) the date of acceleration of a Loan following an event of default or the date of prepayment of the Loan. In addition, the definition of Scheduled Payments was amended. The definition of Events of Default was expanded to include the failure to pay certain late fees and amendment fees, which were agreed upon among the parties.

In connection with the Amendment, we issued a warrant to Horizon representing the right to purchase 225,000 shares of our common stock at an exercise price of $0.01 per share (the “new Warrant”). In addition, we issued a restated and amended warrant to purchase 140,000 shares of the Company’s common stock at an exercise price of $0.26 (the “amended Warrant”). The relative fair value of the new Warrant was $117,000. The change in the relative fair value of the amended Warrant was $32,000. These amounts will be recorded as interest expense over the remaining term of the loan. We estimated the fair value of the new and amended Warrants using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	May 1, 2012
Expected life	7 years
Expected volatility	88.2%
Dividends	None
Risk-free interest rate	1.35%

Convertible Subordinated Notes

On May 24, 2011, we issued $12.5 million in aggregate principal amount of 7% Senior Subordinated Convertible Notes due June 1, 2016 (the “Notes”). The Notes were issued pursuant to an indenture (the “Indenture”), entered into between us and Wells Fargo Bank, National Association, as trustee, on May 24, 2011. In connection with the issuance of the Notes, we entered into a Waiver to our Venture Loan and Security Agreement with Horizon, dated May 18, 2011 pursuant to which Horizon provided its consent to the offering of the Notes and waived any restrictions in the Loan Agreement.

The Notes are senior subordinated unsecured obligations which will rank subordinate in right to payment to all of our existing and future senior secured indebtedness and bear interest at a rate of 7% per annum payable semi-annually in arrears on June 1 and December 1 of each year, commencing on December 1, 2011. The Notes mature on June 1, 2016, with an early repurchase date of June 15, 2014 at the option of the purchaser. The Notes are convertible into shares of our common stock in accordance with the terms of the Notes and the Indenture, at the initial conversion rate of 172.4138 shares of our common stock per $1,000 principal amount of Notes, equivalent to a conversion price of approximately $5.80 per share, subject to adjustment. If the Notes are converted into shares of our common stock prior to June 2, 2014, an interest make-whole payment will be due based on the conversion date up until June 2, 2014. Upon a non-stock change in control, additional shares of our common stock may need to be issued upon conversion, with a maximum additional shares of 25.606 per $1,000 in principal amount of Notes being issuable thereunder, for a total maximum of 198.0198 shares per $1,000 Note. Certain customary anti-dilution provisions included in the Indenture and/or the Notes could adjust the conversion rate.

The conversion feature within the Notes is not considered to be a beneficial conversion feature within the meaning of Accounting Standards Codification (“ASC”) 470, Debt, and therefore all of the gross proceeds from the Notes have been classified as long term debt. In connection with the issue of the Notes, we incurred approximately $1.3 million of debt issue costs which were deferred and are being amortized to interest expense over the term to the early repurchase date of June 15, 2014.

Also in connection with the issuance of the Notes, we entered into a Securities Purchase Agreement dated May 18, 2011 pursuant to which we agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the Notes and the shares of common stock underlying the Notes. The registration statement was declared effective on August 10, 2011.

On June 1, 2012, we entered into an Exchange Agreement and a Forbearance Agreement with certain of the holders of our Notes. Pursuant to the terms of the Exchange Agreement, certain of the holders agreed to exchange the Notes for shares at an exchange rate of one share of our common stock for each $1.00 amount of the Notes exchanged.

Pursuant to the terms of the Forbearance Agreement, certain of the holders agreed to forbear from exercising their rights to require us to pay accrued interest on June 1, 2012 until the earlier of December 1, 2012 or our failure to meet certain milestones. In addition, pursuant to the terms of the Forbearance Agreement, we agreed to amend the conversion rate of the Notes as set forth in the Indenture to provide for an effective conversion rate of $1.00.

At September 30, 2012, the Notes are convertible into 9,586,207 shares of our common stock.

Short-Term Convertible Notes

The total amount of Short-Term Convertible Notes Payable as of September 30, 2012 was $646,500, offset by a discount of $289,957. These Notes are comprised of the following:

•

On June 1, 2012 and July 3, 2012, we issued Convertible Promissory Notes to Asher Enterprises, Inc. (the “Asher Notes”) with a principal amount of $206,500 and bears 8% annual interest. The Asher Notes have maturity dates on March 5, 2013 and April 3, 2013 with repayment options from 100% to 135% of the principal amount beginning 90 days from each issuance date. The holder has the option to convert the principal and accrued interest into shares of our Company stock at a conversion price calculated as 70% of the average of the five lowest trading prices for our common stock during the 90 days prior to the conversion date. These proceeds from this loan were used to fund Company operations.

•

On June 26, 2012, we issued a Promissory Note to JMJ Financial (the “JMJ Note”) of $1.1 million and bears 0% interest if repaid at maturity. The JMJ Note has a maturity date of 180 days Effective Date of each funding. The Principal Sum due to JMJ Financial (“JMJ”) shall be prorated based on the consideration actually paid by JMJ, plus an approximate 10% Original Issue Discount (“OID”) that is prorated based on the consideration actually paid by JMJ as well as any other interest or fees. In addition, we will issue 100% warrant coverage for each amount funded under the JMJ Note. In addition, JMJ has the right, at any time at its election, to convert all or part of the outstanding and unpaid Principal Sum and any other fees, into shares of fully paid and non-assessable shares of our common stock. The Conversion Price is a variable calculation of 80% of the average of the three lowest closing prices for our common stock during the 20 days prior to the conversion date. We are only required to repay the amount funded and we are not required to repay any unfunded portion of the JMJ Note. The consideration received as of the date of this report is $400,000, in exchange for a Principal Sum of $440,000 and issuance of warrants totaling 1,886,792 shares with an exercise price of $0.21 (the “JMJ Warrants”). The relative fair value of the JMJ Warrants was $198,113. We estimated the fair value of the JMJ Warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	June 26, 2012	August 9, 2012
Expected life	4 years	4 years
Expected volatility	95.4%	97.7%
Dividends	None	None
Risk-free interest rate	0.59%	0.66%

•

For financial accounting purposes, the JMJ Warrant has a net settlement feature with the cashless exercise provision and a make whole provision which are considered embedded derivatives. The fair value of the JMJ Warrant is recorded as a debt discount at inception and recorded to interest expense over the life of the JMJ Note. The derivative will be valued at each reporting date and the change in fair value of the JMJ Warrants will result in a gain or loss recorded in our income statement. The relative fair value of the JMJ Warrant was revalued at September 30, 2012 and increased to approximately $344,000 during this period. We estimated the updated fair value of the JMJ Warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	September 30, 2012
Expected life	3.9 years
Expected volatility	101.8%
Dividends	None
Risk-free interest rate	0.47%

Mortgage Payable

Effective October 24, 2011, Cereplast Italia S.p.A (“Cereplast Italia”), our wholly owned subsidiary, completed its acquisition of an industrial plant and the real estate on which the industrial plant is located in Cannara, Italy. The Deed of Sale between Cereplast Italia and Societa Regionale Per Lo Sviluppo Economico Dell’Umbria — Sviluppumbria S.p.A, provided for an aggregate purchase price of approximately $6.5 million. In connection with the acquisition, Cereplast Italia entered into the following financing transactions:

•

Mortgage loan with Banca Monte Dei Paschi Di Sienna S.p.A for the principal of $4.5 million. The loan bears interest of Euribor (6-month) plus 5.7%. The loan is for a term of 15 years with interest only payments for the first two years, payable January 1 and July 1 each year and principal and interest payments thereafter according to an amortization schedule. 20% of the principal is guaranteed for 10 years by Gepafin, a local government agency; $0.5 million of the principal is guaranteed by Eurofidi through December 31, 2016.

•

Credit facility with Intesa Sanpaolo for up $0.7 million. The facility is for a term of eight months with a floating interest rate based on Euribor (3 month), currently 5.85%. Interest is deferred for the first two months of the term. Cereplast Italia obtained a guarantee of 60% of the amount drawn on the facility from Eurofidi.

•

Credit facility with Unicredit Bank for up to $0.8 million. The facility is for a term of 18 months with a floating interest rate based on Euribor (3 month), currently 5.93%. Cereplast Italia obtained a guarantee of 60% of the amount drawn on the facility from Eurofidi.

4. LOANS PAYABLE AND CONVERTIBLE SUBORDINATED NOTES

Venture Loan Payable

On December 21, 2010, we entered into a Venture Loan and Security Agreement (the “Loan Agreement”) with Compass Horizon Funding Company, LLC (the “Lender” or “Horizon”). The Loan Agreement provides for a total loan commitment of $5.0 million (“the Loan”) comprising of Loan A and Loan B, each in the amount of $2.5 million. Loan A was funded at closing on December 21, 2010 and matures 39 months after the date of advance. Loan B was funded on February 17, 2011 and also matures 39 months after the date of advance. We are obligated to pay interest per annum equal to the greater of (a) 12% or (b) 12% plus the difference between (i) the one month LIBOR Rate in effect on the date preceding the funding of such loan by five business days and (ii) .30%. We are required to make interest only payments for the first nine months of each loan and equal payments of principal over the final thirty months of each loan. We granted a security interest in all of our assets to the Lender.

In connection with Loan Agreements, we issued a seven year warrant to the Lender to purchase 140,000 shares of our common stock at an exercise price of $4.40. The relative fair value of the warrants was $0.2 million and will be recorded as interest expense over the term of the Loan. We estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions:

December 22, 2010
Assumptions:
Expected Life	7 years
Expected volatility	39.9%
Dividends	None
Risk-free interest rate	2.74%

Also in connection with the Loan Agreement, we incurred $0.4 million of debt issue costs which were deferred and are being amortized to interest expense over the term of the loan.

Promissory Note

We signed a promissory note in the amount of $20,359 related to the purchase of an automobile in fiscal year 2010. The note bears interest at 7.7% per annum and is to be repaid over a period of 60 months.

Convertible Subordinated Notes

On May 24, 2011, we issued $12.5 million in aggregate principal amount of 7% Senior Subordinated Convertible Notes due June 1, 2016 (the “Notes”). The Notes were issued pursuant to an indenture (the “Indenture”), entered into between us and Wells Fargo Bank, National Association, as trustee, on May 24, 2011. In connection with the issuance of the Notes, we entered into a Waiver to our Venture Loan and Security Agreement with Horizon, dated May 18, 2011 pursuant to which Horizon provided its consent to the offering of the Notes and waived any restrictions in the Loan Agreement.

The Notes are senior subordinated unsecured obligations which will rank subordinate in right to payment to all of our existing and future senior secured indebtedness and bear interest at a rate of 7% per annum payable semi-annually in arrears on June 1 and December 1 of each year, commencing on December 1, 2011. The Notes mature on June 1, 2016, with an early repurchase date of June 15, 2014 at the option of the purchaser. The Notes are convertible into shares of our common stock in accordance with the terms of the Notes and the Indenture, at the initial conversion rate of 172.4138 shares of our common stock per $1,000 principal amount of Notes, equivalent to a conversion price of approximately $5.80 per share, subject to adjustment. If the Notes are converted into shares of our common stock prior to June 2, 2014, an interest make-whole payment will be due based on the conversion date up until June 2, 2014. Upon a non-stock change in control, additional shares of our common stock may need to be issued upon conversion, with a maximum additional shares of 25.606 per $1,000 in principal amount of Notes being issuable thereunder, for a total maximum of 198.0198 shares per $1,000 Note. Certain customary anti-dilution provisions included in the Indenture and/or the Notes could adjust the conversion rate. At December 31, 2011, the Notes are convertible into 2,155,173 shares of our common stock.

The conversion feature within the Notes is not considered to be a beneficial conversion feature within the meaning of Accounting Standards Codification (“ASC”) 470, Debt, and therefore all of the gross proceeds from the Notes have been classified as long term debt. In connection with the issue of the Notes, we incurred approximately $1.3 million of debt issue costs which were deferred and are being amortized to interest expense over the term to the early repurchase date of June 15, 2014.

Also in connection with the issuance of the Notes, we entered into a Securities Purchase Agreement dated May 18, 2011 pursuant to which we agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the Notes and the shares of common stock underlying the Notes. The registration statement was declared effective on August 10, 2011.

Effective October 24, 2011, Cereplast Italia S.p.A (“Cereplast Italia”), our wholly owned subsidiary, completed its acquisition of an industrial plant and the real estate on which the industrial plant is located in Cannara, Italy. The Deed of Sale between Cereplast Italia and Societa Regionale Per Lo Sviluppo Economico Dell’Umbria — Sviluppumbria S.p.A, provided for an aggregate purchase price of approximately $6.5 million. In connection with the acquisition, Cereplast Italia entered into the following financing transactions:

•

Mortgage loan with Banca Monte Dei Paschi Di Sienna S.p.A for the principal of $4.5 million. The loan bears interest of Euribor (6-month) plus 5.7%. The loan is for a term of 15 years with interest only payments for the first two years, payable January 1 and July 1 each year and principal and interest payments thereafter according to an amortization schedule. 20% of the principal is guaranteed for 10 years by Gepafin, a local government agency; $0.5 million of the principal is guaranteed by Eurofidi through December 31, 2016.

•

Credit facility with Intesa Sanpaolo for up $0.7 million. The facility is for a term of eight months with a floating interest rate based on Euribor (3 month), currently 5.85%. Interest is deferred for the first two months of the term. Cereplast Italia obtained a guarantee of 60% of the amount drawn on the facility from Eurofidi.

•

Credit facility with Unicredit Bank for up to $0.8 million. The facility is for a term of 18 months with a floating interest rate based on Euribor (3 month), currently 5.93%. Cereplast Italia obtained a guarantee of 60% of the amount drawn on the facility from Eurofidi.

LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LEASES

6. LEASES

We currently operate out of El Segundo, CA, Seymour, IN, and Bönen, Germany. The leases underlying these three facilities are summarized below:

•

California Facility — The El Segundo facility consists of approximately 5,475 square feet of corporate office space. The lease commenced on March 1, 2010 and has a term of five years. The lease was subsequently amended on April 1, 2011 to add additional office space. The lease term relating to the additional office space expires on May 31, 2013. Our current monthly rent is $13,654, with 3% annual escalation.

•

Indiana Facility — The Seymour facility consists of approximately 105,000 square feet used as a manufacturing and distribution facility for our products. The lease commenced in January 2008, with a ten year term expiring in January 2018. Our current monthly rent is $25,000.

•

Bönen Facility— The Bönen facility consists of approximately 1,000 square feet of corporate office space. The facility is subject to a lease with monthly rents of approximately $2,000 expiring in December 2018.

5. LEASES

We currently operate out of El Segundo, California, Seymour, Indiana and Bönen, Germany. The leases underlying these three facilities are summarized below:

California Facility — The El Segundo facility consists of approximately 5,475 square feet of corporate office space. The lease commenced on March 1, 2010 and has a term of five years. The lease was subsequently amended on April 1, 2011 to add additional office space. The lease term relating to the additional office space expires on May 31, 2013. Our current monthly rent is $13,124, with 3% annual escalation.

Indiana Facility — The Seymour facility consists of approximately 105,000 square feet used as a manufacturing and distribution facility for our products. The lease commenced in January 2008, with a ten year term expiring in January 2018. Our current monthly rent is $25,000.

Bönen Facility— The Bönen facility consists of approximately 1,000 square feet of corporate office space. The facility is subject to a lease with monthly rents of approximately $2,000 expiring in December 2018.

MAJOR CUSTOMERS AND FOREIGN SALES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
MAJOR CUSTOMERS AND FOREIGN SALES

7. MAJOR CUSTOMERS AND FOREIGN SALES

The following customers accounted for 10% or more of net revenue in the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Customer A	—	68.0%	—	27.0%
Customer B	—	29.2%	—	26.8%
Customer C	—	—	—	26.3%
Customer D	80.3%	—	49.8%	—
Customer E	14.5%		18.0%	—
Customer F	—		10.5%	—

Our net sales were made up of sales to customers in the following geographic regions (in thousands):

	Three Months Ended September 30,
	2012		2011
North America	$94	19.7%	$81	1.5%
International
Germany	—	—%	—	—%
Italy	383	80.3%	5,262	97.2%
Other	—	—%	71	1.3%

Net sales	$477	100.0%	$5,414	100.0%

	Nine Months Ended September 30,
	2012		2011
North America	$338	44.0%	$749	3.6%
International
Germany	14	1.8%	5,494	26.4%
Italy	389	50.6%	12,470	59.8%
Other	28	3.6%	2,136	10.2%

Net sales	$769	100.0%	$20,849	100.0%

6. MAJOR CUSTOMERS AND FOREIGN SALES

The following customers accounted for 10% or more of net revenue in the periods presented:

	Year Ended December 31,
	2011	2010

Customer A	27.8%	—
Customer B	27.1%	—
Customer C	25.6%	—
Customer D	—	48.8%
Customer E	—	14.1%

Our net sales were made up of sales to customers in the following geographic regions (in thousands):

	Year Ended December 31,
	2011		2010
North America	$719	3.5%	$1,455	22.9%
International
Italy	12,055	59.5%	3,091	48.7%
Germany	5,501	27.2%	1,074	17.0%
Malta	1,128	5.6%	—	—%
Other	853	4.2%	724	11.4%

Net sales	$20,256	100%	$6,344	100. %

INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INCOME TAX

8. INCOME TAX

We are subject to U.S. and California income tax. Subject to limited statutory exceptions, we are no longer subject to federal, state and local or non-U.S. income tax examinations by tax authorities for years before 2009. We are not presently liable for any income taxes nor are we undergoing any tax examinations by the Internal Revenue Service. No Deferred Tax Assets or Deferred Tax Liabilities are included in our balance sheets at September 30, 2012 or December 31, 2010.

Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.

7. INCOME TAX

We are subject to U.S. and California income tax. Subject to limited statutory exceptions, we are no longer subject to federal, state and local or non-U.S. income tax examinations by tax authorities for years before 2006. We are not presently liable for any income taxes nor are we undergoing any tax examinations by the Internal Revenue Service. No Deferred Tax Assets or Deferred Tax Liabilities are included in our balance sheets at December 31, 2011 or December 31, 2010.

Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.

DEFERRED TAX BENEFIT	12 Months Ended
Dec. 31, 2011
DEFERRED TAX BENEFIT

8. DEFERRED TAX BENEFIT

At December 31, 2011, we have available federal and state cumulative net operating loss carry forwards of ($38.4 million), which expire at various dates from 2012 through 2031.

The differences between our effective income tax rate and the statutory federal rate for the years ended December 31, 2011 and 2010 relate primarily to losses incurred for which no tax benefit was recognized, due to the uncertainty of realization. The valuation allowance was $16.3 million and $11.4 million at December 31, 2011 and 2010, respectively. Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax reporting purposes are subject to significant annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.

A reconciliation of income tax expense that would result from applying the U.S. Federal and State rate of 39% to pre-tax income from continuing operations for the years ended December 31, 2011 and 2010, with federal income tax expense presented in the financial statements is as follows (in thousands):

	2011	2010
Income tax benefit computed at U.S. Federal statutory rate (34%)	$(4,665)	$(2,546)
State income taxes, net of benefit federal taxes	(686)	(374)
Meals & Entertainment	106	39
Stock for services	393	589
Allowance for Doubtful Accounts	2,081	12
Inventory Reserve	89	—
Depreciation	40	(456)
Deferred Loan Costs	(464)	(50)
Research & Development Credit	26	—
Accruals	(7)	(67)
Disposal of Assets	—	3
Less Valuation Allowance	3,087	2,850

Income tax expense	$—	$—

The deferred income tax benefit at December 31, 2011 and 2010 reflects the impact of temporary differences between the amounts of assets and liabilities recorded for financial reporting purposes and such amounts as measured in accordance with tax laws. The items, which comprise a significant portion of deferred tax assets and liabilities, are approximately as follows (in thousands):

	2011	2010
Deferred Tax Assets:
NOL Carryover	$14,990	$11,973
R&D Carryover	171	104
Contribution Carryover	1	1
Allowance for Doubtful Accounts	2,107	26
RP Accruals	48	54
Inventory Reserve	89	—
Deferred Tax Liabilities:
Depreciation	(625)	(689)
Deferred Loan Costs	(515)	(50)
Less Valuation Allowance	(16,266)	(11,419)

Income Tax Expense	$—	$—

CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
CAPITAL LEASE OBLIGATIONS

9. CAPITAL LEASE OBLIGATIONS

Future payments on capital lease obligations are as follows (in thousands):

Twelve months ending December 31:
2012	$73
2013	82
2014	64
2015	51
2016	48
Thereafter	—

Total future minimum lease payments	$318

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS	10. RELATED PARTY TRANSACTIONS During the years ended December 31, 2011 and 2010, we had no related party transactions.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

On October 15, 2012, we entered into an Exchange Agreement (the “Exchange Agreement”) with Magna Group LLC (“Magna”), pursuant to which we agreed to issue to Magna convertible notes (the “Magna Notes”), in the aggregate principal amount of up to $4.6 million, in exchange for an equal amount of participation interests in our Venture Loan with Compass Horizon Funding Company, LLC (“Horizon”) to be acquired by Magna. Pursuant to a participation purchase agreement dated as of October 15, 2012, Magna agreed to acquire, in tranches through on or around February 15, 2013, participation interests in the Venture Loan from Horizon up to the maximum amount of the principal outstanding, together with accrued interest and fees. As of November 9, 2012, we have issued approximately 2.1 million shares under the Exchange Agreement.

On October 15, 2012, we entered into a Note Purchase Agreement (the “Hanover Purchase Agreement”) with Hanover Holding I, LLC (“Hanover”), pursuant to which Hanover agreed to purchase from the Company, and we agreed to sell to Hanover (subject to the terms and conditions set forth therein), an aggregate of $0.8 million of convertible promissory notes (the “Hanover Notes”). Subject to the terms and conditions set forth in the Hanover Purchase Agreement, the Hanover Notes will be sold in tranches of $0.1 million through February 15, 2013.

On October 31, 2012, we received notice that NASDAQ has granted us an additional 180 days (until April 29, 2013) to regain compliance with NASDAQ’s $1.00 minimum bid price rule under NASDAQ Marketplace Listing Rule 5810(c)(3)(A).

As of November 9, 2012, we have issued 3.3 million shares since September 30, 2012 in connection with the settlement of our outstanding accounts payable balances.

11. SUBSEQUENT EVENTS We have evaluated subsequent events pursuant to ASC Topic 855 and note that there are no events to disclose.

FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2012
FAIR VALUE MEASUREMENTS

5. FAIR VALUE MEASUREMENTS

We have certain financial instruments that are measured at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier fair value hierarchy has been established which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at September 30, 2012 (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
None	$—	$—	$—	$—

Total assets measured at fair value	$—	$—	$—	$—

Liabilities
Derivative liability (1)	$344	$—	$—	$344

Total liabilities measured at fair value	$344	$—	$—	$344

(1) See Note 4 for additional discussion.

The table below presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2012. We classify financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model.

(in thousands)	Derivative Liability
Balance at December 31, 2011	$—
Total gains or losses (realized and unrealized)
Included in net loss	52
Valuation adjustment	—
Purchases, issuances, and settlements, net	292
Transfers to Level 3	—

Balance at September 30, 2012	$344

COMMON STOCK WARRANTS	9 Months Ended
Sep. 30, 2012
COMMON STOCK WARRANTS

9. COMMON STOCK WARRANTS

In connection with the registered direct offering of 3,125,000 Units effective November 2011, we issued warrants to purchase 2,343,750 of our common stock. The per share exercise price of the warrants is $2.20. The warrants are exercisable at any time on or after the date that is 180 days after the initial issuance on the date of closing and will expire on a date that is five years from the date of closing.

In connection with the issue of 2,596,500 shares of common stock to accredited investors pursuant to the Securities Purchase Agreement entered into on January 26, 2011, we issued warrants to purchase 649,128 shares of the our common stock. The warrants have an exercise price of $6.35 per share and are exercisable for a period of five years commencing August 1, 2011.

In connection with the issue of 1,000,000 shares of common stock pursuant to a Subscription Agreement entered into on April 30, 2012, we issued a warrant to purchase 100,000 shares of our common stock for offering costs. The warrants have an exercise price of $0.50 per share and are exercisable for a period of seven years.

In connection with the Amendment with Compass Horizon Funding Company, LLC, we issued a warrant representing the right to purchase 225,000 shares of our common stock at an exercise price of $0.01 per share. In addition, we issued a restated and amended warrant to purchase 140,000 shares of the Company’s common stock at an exercise price of $0.26.

In connection with our JMJ Note, we issued a warrant to purchase 1,886,792 shares of our common stock. The warrants have an exercise price of $0.21per share and are exercisable for a period of four years.

A summary of warrant activity for the period ending September 30 is as follows (in thousands except per share data):

	2012		2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding—January 1,	4,219	$5.09	1,273	$4.44
Issued	2,212	0.20	649	6.35
Exercised	—	—	(35)	4.44

Outstanding—September 30	6,431	2.27	1,887	5.09

Warrants exercisable at end of period	6,431	$2.27	1,887	$5.09

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The unaudited consolidated financial statements include the financial condition and results of operations of our wholly-owned subsidiary, Cereplast International, S.A., a Luxembourg company organized during the year ended December 31, 2008, for the purpose of conducting sales operations in Europe through two subsidiaries: Cereplast Europe SAS,a French company and Cereplast Italia SPA, an Italian corporation. Intercompany balances and transactions have been eliminated in consolidation. The results of operations for interim periods are not necessarily indicative of the results that may be expected for a full year. These financial statements should be read in conjunction with the consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The audited consolidated financial statements include the financial condition and results of operations of our wholly-owned subsidiary, Cereplast International, S.A., a Luxembourg company organized during the year ended December 31, 2008, for the purpose of conducting sales operations in Europe. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance and the fair value of stock options. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance and the fair value of stock options. Actual results could differ from those estimates.

Cash

Cash

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. At various times throughout the year, the Company may have exceeded federally insured limits. At December 31, 2011, balances in our cash accounts exceeded federally insured limits of $0.25 million by approximately $4.0 million. We have not experienced any losses in such accounts and we do not believe we are exposed to any significant credit risk on cash and cash equivalents.

Cash

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. At various times throughout the year, we may have exceeded federally insured limits. At December 31, 2011 and December 31, 2010, balances in our cash accounts exceeded federally insured limits of $0.25 million by approximately, $3.7 million and $2.2 million, respectively. We have not experienced any losses in such accounts and we do not believe we are exposed to any significant credit risk on cash and cash equivalents.

Concentration of Credit Risk

Concentration of Credit Risk

We had unrestricted cash totaling $0.2 million and $3.9 million at September 30, 2012 and December 31, 2011, respectively. The unrestricted cash and cash equivalents are held for working capital purposes. We do not enter into investments for trading or speculative purposes. Some of the securities in which we invest, however, may be subject to market risk. This means that a change in prevailing interest rates may cause the principal amount of the investment to fluctuate. To minimize this risk, we intend to maintain our portfolio of cash equivalents and short-term investments in a variety of securities, including commercial paper, money market funds, debt securities and certificates of deposit. Due to the short-term nature of these investments, we believe that we do not have any material exposure to changes in the fair value of our investment portfolio as a result of changes in interest rates. We actively monitor changes in interest rates.

Concentration of credit risk with respect to accounts receivable is limited to certain European customers to whom we make substantial sales. As of September 30, 2012 we had two large European customers that accounted for $13.7 million, or 74% of our accounts receivable balance, which is past due. Agreed upon payment terms for both of these customers are 90 days from receipt of goods. These customers are distributors and have acknowledged to us their agreement with the amounts owing and no amounts recognized in revenue or recorded in accounts receivable from these customers are in dispute. These distributor product sales were sold under agreements with generally the same terms of sale and credit as all other customer agreements. These sales are not contingent upon the distributor selling the product to the end-user and there is no right of return. To reduce risk, we routinely assess the financial strength of our most significant customers, using standard credit risk evaluation methods with reference to publicly available and customer supplied information, and monitor the amounts owed to us, taking appropriate action when necessary. As a result of the recent deterioration in the general economic conditions in Europe and the slow payment by some of our European customers, we have established an allowance for doubtful accounts of $10.5 million to reflect management’s assessment of credit risk associated with these customer balances. We are working with all customers to mitigate credit risk and ensure collection of all outstanding amounts.

Concentration of Credit Risk

We had unrestricted cash totaling $3.9 million and $2.4 million at December 31, 2011 and 2010, respectively. Our unrestricted cash is held for working capital purposes. We do not enter into investments for trading or speculative purposes. Some of the securities in which we invest, however, may be subject to market risk. This means that a change in prevailing interest rates may cause the principal amount of the investment to fluctuate. To minimize this risk, we intend to maintain our portfolio of cash equivalents and short-term investments in a variety of securities, including commercial paper, money market funds, debt securities and certificates of deposit. Due to the short-term nature of these investments, we believe that we do not have any material exposure to changes in the fair value of our investment portfolio as a result of changes in interest rates.

Concentration of credit risk with respect to accounts receivable is limited to certain European customers to whom we make substantial sales. As of December 31, 2011 we had one large European customer that accounted for $7.6 million, or 36% of our accounts receivable balance, which is past due. We have another large European customer with $6.1 million, or 29% of our receivable balance. Agreed upon payment terms for both of these customers are 90 days from receipt of goods. These customers have acknowledged to us their agreement with the amounts owing and no amounts recognized in revenue or recorded in accounts receivable from these customers are in dispute. To reduce risk, we routinely assess the financial strength of our most significant customers, using standard credit risk evaluation methods with reference to publicly available and customer supplied information, and monitor the amounts owed to us, taking appropriate action when necessary. As a result of the recent deterioration in the general economic conditions in Europe and the slow payment by some of our European customers, we have increased our allowance for doubtful accounts to $5.4 million to reflect management’s assessment of credit risk associated with these customer balances. We are working with all customers to mitigate credit risk and ensure collection of all outstanding amounts.

Other Concentration

Other Concentration

During the nine months ended months ended September 30, 2012, we did not have any significant suppliers that accounted for greater than 10% of total cost of goods sold. During the same period in the prior year, we had two significant suppliers that accounted for 34.0%, and 27.6% of total cost of goods sold. No other suppliers accounted for more than 10% of cost of goods sold during these periods.

Other Concentration

During the year ended December 31, 2011, we had three significant suppliers that accounted for 33.1%, 27.5% and 10.8% of total cost of goods sold, respectively. During the same period in the prior year, we had two significant suppliers that accounted for 45.9% and 23.2% of total cost of goods sold, respectively. No other suppliers accounted for more than 10% of cost of goods sold during these periods.

Liquidity and Capital Resources

Liquidity and Capital Resources

We have incurred a net loss of $16.3 million for the nine months ended September 30, 2012, and $14.0 million for the year ended December 31, 2011, and have an accumulated deficit of $73.2 million as of September 30, 2012. Based on our operating plan, our existing working capital will not be sufficient to meet the cash requirements to fund our planned operating expenses, capital expenditures and working capital requirements through December 31, 2012 without additional sources of cash.

In order to provide and preserve the necessary working capital to operate, we have successfully completed the following transactions in 2012:

•

Entered into an Exchange Agreement with Magna Group LLC (“Magna”), pursuant to which we agreed to issue to Magna convertible notes, in the aggregate principal amount of up to $4.6 million, in exchange for repayment of our Term Loan with Compass Horizon Funding Company, LLC.

•	Obtained a Forbearance Agreement on our semi-annual coupon payment due on June 1, 2012 with certain holders of our Senior Subordinated Notes to defer payment until December 1, 2012.

•

Reduced future interest payments through executing an Exchange Agreement for $2.5 million with certain holders of our Senior Subordinated Notes for conversion of their Notes and accrued interest into shares at an exchange rate of one share of our common stock for each $1.00 amount of the Note and accrued interest.

•	Issued 6,375,000 shares of our common stock to an institutional investor in settlement of approximately $1.3 million of our outstanding accounts payable balances.

•	Completed a Registered Direct offering to issue 1,000,000 shares of common stock at $0.50 per share for gross proceeds of $0.5 million.

•	Obtained unsecured short-term convertible debt financing of $0.6 million with additional availability of approximately $0.6 million at the lender’s sole discretion.

•	Returned unused raw materials to our suppliers in exchange for refunds net of restocking charges of approximately $0.3 million.

Our plan to address the shortfall of working capital is to generate additional financing through a combination of sale of our equity securities, additional funding from our new short-term convertible debt financings, incremental product sales into new markets with advance payment terms and collection of outstanding past due receivables. We are confident that we will be able to deliver on our plans, however, there are no assurances that we will be able to obtain any sources of financing on acceptable terms, or at all.

If we cannot obtain sufficient additional financing in the short-term, we may be forced to curtail or cease operations or file for bankruptcy. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be forced to take such actions.

Liquidity and Capital Resources

We have incurred a net loss of $14.0 million for the year ended December 31, 2011, and $7.5 million for the year ended December 31, 2010, and have an accumulated deficit of $56.9 million as of December 31, 2011. Based on our operating plan, our existing working capital will not be sufficient to meet the cash requirements to fund our planned operating expenses, capital expenditures and working capital requirements through December 31, 2012 without additional sources of cash.

Our plan to address the shortfall of working capital is to generate additional financing through a combination of refinancing existing credit facilities, incremental product sales and collection of outstanding receivables. We are confident that we will be able to deliver on our plans, however, there are no assurances that we will be able to obtain any sources of financing on acceptable terms, or at all.

If we cannot obtain sufficient additional financing in the short-term, we may be forced to curtail or cease operations or file for bankruptcy. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be forced to take such actions.

Restricted Cash

Restricted Cash

We had restricted cash in the amount of approximately $43,000 on September 30, 2012 and December 31, 2011. The restricted cash amount consists of a “Certificate of Deposit” which supports a “Letter of Credit” for a leased facility.

Restricted Cash

We had restricted cash in the amount of approximately $43,000 on December 31, 2011 and 2010. The restricted cash amount consists of a “Certificate of Deposit” which supports a “Letter of Credit” for a leased facility.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of our financial instruments as of September 30, 2012, which include cash, accounts receivable, unbilled receivable, accounts payable, accrued expenses, loans payable and convertible subordinated notes approximate their fair values due to the short-term nature of these instruments.

Fair Value of Financial Instruments

The carrying amounts of our financial instruments as of December 31, 2011 and 2010, which include cash, accounts receivable, unbilled receivable, accounts payable, accrued expenses, loans payable and convertible subordinated notes approximate their fair values due to the short-term nature of these instruments.

Accounts Receivable

Accounts Receivable

We maintain an allowance for doubtful accounts for estimated losses that may arise if any of our customers are unable to make required payments. Management performs a quantitative and qualitative review of the receivables past due from customers on a monthly basis. Quantitative factors include customer’s past due balance, prior payment history, recent sales activity and days sales outstanding. Qualitative factors include macroeconomic environment, current product demand, estimated inventory levels and customer’s financial position. In certain cases, we may have access to repossess unsold products held at customer locations as recourse for payment defaults. The fair market value of these products are considered as potential recovery in estimating net losses from uncollectible accounts. On July 27, 2012, we entered into a Settlement Agreement with Colortec S.r.l. (“Colortec”) to resolve a dispute regarding our claims on outstanding accounts receivable balances. In exchange for renouncing our claim on outstanding accounts receivable from Colortec, we were granted access to recover unused containers of our products held by Colortec, valued at approximately $1.8 million. We have eliminated the outstanding accounts receivable balance due from Colortec in exchange for the value of inventory we recovered.

We record an allowance against uncollectible items for each customer after all reasonable means of collection have been exhausted, and the potential for recovery is considered remote. The allowance for doubtful accounts was approximately $10.5 million and $5.4 million as of September 30, 2012 and December 31, 2011, respectively.

Accounts Receivable

We maintain an allowance for doubtful accounts for estimated losses that may arise if any of our customers are unable to make required payments. Management performs a quantitative and qualitative review of the receivables past due from customers on a monthly basis. Quantitative factors include customer’s past due balance, prior payment history, recent sales activity and days sales outstanding. Qualitative factors include macroeconomic environment, current product demand, estimated inventory levels and customer’s financial position. In certain cases, we may have access to repossess unsold products held at customer locations as recourse for payment defaults. The fair market value of these products are considered as potential recovery in estimating net losses from uncollectible accounts. We record an allowance against uncollectible items for each customer after all reasonable means of collection have been exhausted, and the potential for recovery is considered remote. The allowance for doubtful accounts was approximately $5.4 million and $66,000 as of December 31, 2011 and 2010, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost (first-in, first-out basis) or market, and consist primarily of raw materials used in the manufacturing of bioplastic resins, finished bioplastic resins and finished goods. Inventories are assessed for recoverability through an ongoing review of inventory levels in relation to foreseeable demand, which is typically six to twelve months. We consider any quantities in excess of three years of inventory to be excessive due to the shelf life of our products. A significant qualitative factor used in our evaluation is the fact that polypropylene is a core ingredient to our bioplastic resin products. Polypropylene is a multi-billion dollar commodity market within the plastics industry, which provides us an active marketplace to monetize potential excess or obsolete inventory. Our foreseeable demand is based upon all available information, including sales forecasts, new product marketing plans and product life cycles. When the inventory on hand exceeds the foreseeable demand, we write down the value of those inventories which, at the time of our review, we expect to be unable to sell or return to the vendor. The amount of the inventory write down is the excess of historical cost over estimated realizable value. Once established, these write downs are considered permanent adjustments to the cost basis of the excess inventory. As of September 30, 2012 and December 31, 2011, inventories consisted of the following(in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Raw Materials	$2,030	$2,565
Bioplastic Resins	3,475	1,959
Finished Goods	41	42
Packaging Materials	72	69
WIP	—	—
Obsolescence Reserve	(194)	(229)

Inventories, net	$5,424	$4,406

Inventory

Inventories are stated at the lower of cost (first-in, first-out basis) or market and consist primarily of raw materials used in the manufacturing of bioplastic resins, finished bioplastic resins and finished goods. Inventories are reviewed for excess and obsolescence and a reserve is established accordingly. For the years ended December 31, 2011, and 2010, inventories consisted of the following (in thousands):

	2011	2010
Raw Materials	$2,565	$936
Bioplastic Resins	1,959	318
Finished Goods	42	44
Packaging Materials	69	53
Work In Process	—	41
Obsolescence Reserve	(229)	—

Inventories, Net	$4,406	$1,392

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, and depreciation is computed on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are between five and seven years. Repairs and maintenance expenditures are charged to expense as incurred. Property and Equipment consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Equipment	$5,772	$5,434
Building	5,906	5,906
Land	32	32
Construction In Progress	1,526	1,743
Auto	—	37
Furniture and Fixtures	327	327
Leasehold Improvements	273	273

	13,836	13,752
Accumulated Depreciation	(3,668)	(3,151)

Property and Equipment, Net	$10,168	$10,601

Property and Equipment

Property and equipment are stated at cost, and depreciation is computed on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are between five and seven years. Repairs and maintenance expenditures are charged to expense as incurred. Property and equipment consist of the following (in thousands):

	2011	2010
Equipment	$5,434	$5,074
Building	5,906	—
Land	32	—
Construction In Progress	1,743	135
Auto	37	25
Furniture and Fixtures	327	279
Leasehold Improvements	273	51

	13,752	5,564
Accumulated Depreciation	(3,151)	(2,213)

Property and Equipment, Net	$10,601	$3,351

Intangible Assets

Intangible Assets

Intangible assets are stated at cost and consist primarily of patents and trademarks. Amortization is computed on the straight-line method over the estimated life of these assets, estimated to be between five and fifteen years. Intangible assets consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Intangible Assets	$295	$222
Accumulated Amortization	(47)	(39)

Intangible Assets, Net	$248	$183

Intangible Assets

Intangible assets are stated at cost and consist primarily of patents and trademarks. Amortization is computed on the straight-line method over the estimated life of these assets, estimated to be between five and fifteen years. Intangible assets consist of the following (in thousands):

	2011	2010
Intangible Assets	$222	$203
Accumulated Amortization	(39)	(33)

Intangible Assets, Net	$183	$170

Deferred Income Taxes

Deferred Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of income.

Deferred Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of income.

Revenue Recognition

Revenue Recognition

We recognize revenue at the time of shipment of products, when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the price to the customer is fixed or determinable; and (iv) collection of the sales price is probable.

Certain of our product sales are made to distributors under agreements with generally the same terms of sale and credit as all other customer agreements. Revenue from product sales to our customers, including our customers who are distributors, is recognized upon shipment provided the above noted fundamental criteria of revenue recognition are met. The sale of products to our customers who are distributors is not contingent upon the distributor selling the product to the end-user, and our current agreements with distributors do not have any rights of return.

Revenue Recognition

We recognize revenue at the time of shipment of products, when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the price to the customer is fixed or determinable; and (iv) collection of the sales price is probable.

Certain of our product sales are made to distributors under agreements with generally the same terms of sale and credit as all other customer agreements. Revenue from product sales to our customers, including our customers who are distributors, is recognized upon shipment provided the above noted fundamental criteria of revenue recognition are met. The sale of products to our customers who are distributors is not contingent upon the distributor selling the product to the end-user, and our current agreements with distributors do not have any rights of return.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review long-lived assets for possible impairment by evaluating whether the carrying amount of assets exceed its recoverable amount. Our judgment regarding the existence of impairment is based on legal factors, market conditions and operational performance of our assets. Future adverse changes in legal environment, market conditions or poor operating results could result in losses or an inability to recover the carrying value of the long-lived assets, thereby possibly requiring an impairment charge in the future.

Impairment of Long-Lived Assets.

We review long-lived assets for possible impairment by evaluating whether the carrying amount of assets exceed its recoverable amount. Our judgment regarding the existence of impairment is based on legal factors, market conditions and operational performance of our assets. Future adverse changes in legal environment, market conditions or poor operating results could result in losses or an inability to recover the carrying value of the long-lived assets, thereby possibly requiring an impairment charge in the future.

Comparative Figures	Comparative Figures Certain of the prior year figures have been reclassified to conform to the presentation adopted in the current year.	Comparative Figures Certain of the prior year figures have been reclassified to conform to the presentation adopted in the current year.
Derivative Financial Instruments

Derivative Financial Instruments

Our derivative financial instruments consist of embedded and free-standing derivatives related primarily to the convertibles notes. The embedded derivatives include the conversion features, and liquidated damages clauses in the registration rights agreement. The accounting treatment of derivative financial instruments requires that we record the derivatives and related warrants at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. The recorded value of all derivatives at September 30, 2012 totaled approximately $344,000. We did not carry any derivative financial instruments at December 31, 2011. Any change in fair value of these instruments will be recorded as non-operating, non-cash income or expense at each reporting date. If the fair value of the derivatives is higher at the subsequent balance sheet date, the Company will record a non-operating, non-cash charge. If the fair value of the derivatives is lower at the subsequent balance sheet date, the Company will record non-operating, non-cash income. At September 30, 2012 derivatives were valued primarily using the Black-Scholes Option Pricing Model.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Inventories

As of September 30, 2012 and December 31, 2011, inventories consisted of the following(in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Raw Materials	$2,030	$2,565
Bioplastic Resins	3,475	1,959
Finished Goods	41	42
Packaging Materials	72	69
WIP	—	—
Obsolescence Reserve	(194)	(229)

Inventories, net	$5,424	$4,406

For the years ended December 31, 2011, and 2010, inventories consisted of the following (in thousands):

	2011	2010
Raw Materials	$2,565	$936
Bioplastic Resins	1,959	318
Finished Goods	42	44
Packaging Materials	69	53
Work In Process	—	41
Obsolescence Reserve	(229)	—

Inventories, Net	$4,406	$1,392

Schedule of Property and Equipment

Property and Equipment consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Equipment	$5,772	$5,434
Building	5,906	5,906
Land	32	32
Construction In Progress	1,526	1,743
Auto	—	37
Furniture and Fixtures	327	327
Leasehold Improvements	273	273

	13,836	13,752
Accumulated Depreciation	(3,668)	(3,151)

Property and Equipment, Net	$10,168	$10,601

Property and equipment consist of the following (in thousands):

	2011	2010
Equipment	$5,434	$5,074
Building	5,906	—
Land	32	—
Construction In Progress	1,743	135
Auto	37	25
Furniture and Fixtures	327	279
Leasehold Improvements	273	51

	13,752	5,564
Accumulated Depreciation	(3,151)	(2,213)

Property and Equipment, Net	$10,601	$3,351

Schedule of Intangible Assets

Intangible assets consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Intangible Assets	$295	$222
Accumulated Amortization	(47)	(39)

Intangible Assets, Net	$248	$183

Intangible assets consist of the following (in thousands):

	2011	2010
Intangible Assets	$222	$203
Accumulated Amortization	(39)	(33)

Intangible Assets, Net	$183	$170

CAPITAL STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Assumptions Used in Estimation of Grant Date Fair Value of the Options Using The Black-Scholes Option Pricing Model, Assuming No Dividends

The grant date fair value was estimated at the date of grant using the Black-Scholes option pricing model, assuming no dividends and the following assumptions:

January 14, 2011
Average risk-free interest rate	2.29%
Average expected life (in years)	6.0
Volatility	41.9%

The grant date fair value was estimated at the date of grant using the Black-Scholes option pricing model, assuming no dividends and the following assumptions:

Year ended December 31,
2011
Average risk-free interest rate	2.29%
Average expected life (in years)	6.0
Volatility	41.9%

Summary of Stock Option Activity

We settle stock option exercises with newly issued shares of our common stock (in thousands except, per share data):

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—January 1	373	$8.65	73	$22.40
Granted at fair value	—	—	300	5.31
Exercised	—	—	—	—
Cancelled/forfeited	(169)	12.26	—	—

Outstanding—September 30	204	5.62	373	8.65

Options exercisable at September 30	84	$6.08	133	$14.69

We settle stock option exercises with newly issued shares of our common stock (in thousands except, per share data):

	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—beginning of year	73	$22.40	73	$22.40
Granted at fair value	300	5.31	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—

Outstanding—end of year	373	8.65	73	22.40

Options exercisable at year-end	133	$14.69	73	$22.40

Summary of Information About Stock Options

The following table summarizes information about stock options as of September 30, 2012, (in thousands, except per share data):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
$0.0—$5.31	200	$5.31	8.66	$—	80	$5.31	8.66	$—
$5.32—$22.40	4	$22.40	2.42	$—	4	$22.40	2.42	$—

The following table summarizes information about stock options as of December 31, 2011 (in thousands, except per share data):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
$0.0-$5.31	300	$5.31	9.2	—	60	$5.31	9.16	—
5.32 - $22.40	73	22.40	2.92	—	73	22.40	2.92	—

Summary of Warrant Activity

A summary of warrant activity for the period ending September 30 is as follows (in thousands except per share data):

	2012		2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding—January 1,	4,219	$5.09	1,273	$4.44
Issued	2,212	0.20	649	6.35
Exercised	—	—	(35)	4.44

Outstanding—September 30	6,431	2.27	1,887	5.09

Warrants exercisable at end of period	6,431	$2.27	1,887	$5.09

A summary of warrant activity is as follows (in thousands, except per share data):

	2011		2010
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding— January 1,	1,273	$4.44	—	$—
Issued	2,993	3.10	1,273	4.44
Cancelled	(12)	5.28	—	—
Exercised	(35)	4.44	—	—

Outstanding—December 31,	4,219	5.09	1,273	4.44

Warrants exercisable at end of period	4,219	$3.48	1,273	$4.44

Schedule of Assumptions Used for Estimation of Fair Value of the Warrant Using The Black-Scholes Option Pricing Model
•

We issued 100,000 warrants with an exercise price of $0.50 per share for offering costs related to our registered direct offering. The relative fair value of these offering costs was $23,000 and recorded to Additional Paid In Capital. We estimated the fair value of the warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	May 2, 2012
Expected life	1.7 years
Expected volatility	89.4%
Dividends	None
Risk-free interest rate	0.27%

LOANS PAYABLE AND CONVERTIBLE SUBORDINATED NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Assumptions Used in Estimating the Fair Value of Warrants Using the Black-Scholes Option Pricing Model

We estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	December 22, 2010
Expected life	7 years
Expected volatility	39.9%
Dividends	None
Risk-free interest rate	2.74%

We estimated the fair value of the new and amended Warrants using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	May 1, 2012
Expected life	7 years
Expected volatility	88.2%
Dividends	None
Risk-free interest rate	1.35%

We estimated the fair value of the JMJ Warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	June 26, 2012	August 9, 2012
Expected life	4 years	4 years
Expected volatility	95.4%	97.7%
Dividends	None	None
Risk-free interest rate	0.59%	0.66%

We estimated the updated fair value of the JMJ Warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	September 30, 2012
Expected life	3.9 years
Expected volatility	101.8%
Dividends	None
Risk-free interest rate	0.47%

We estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions:

December 22, 2010
Assumptions:
Expected Life	7 years
Expected volatility	39.9%
Dividends	None
Risk-free interest rate	2.74%

MAJOR CUSTOMERS AND FOREIGN SALES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Customers Accounting for 10% or More of Net Revenue

The following customers accounted for 10% or more of net revenue in the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Customer A	—	68.0%	—	27.0%
Customer B	—	29.2%	—	26.8%
Customer C	—	—	—	26.3%
Customer D	80.3%	—	49.8%	—
Customer E	14.5%		18.0%	—
Customer F	—		10.5%	—

The following customers accounted for 10% or more of net revenue in the periods presented:

	Year Ended December 31,
	2011	2010

Customer A	27.8%	—
Customer B	27.1%	—
Customer C	25.6%	—
Customer D	—	48.8%
Customer E	—	14.1%

Summary of Sales by Geographic Area as a Percentage of Net Sales

Our net sales were made up of sales to customers in the following geographic regions (in thousands):

	Three Months Ended September 30,
	2012		2011
North America	$94	19.7%	$81	1.5%
International
Germany	—	—%	—	—%
Italy	383	80.3%	5,262	97.2%
Other	—	—%	71	1.3%

Net sales	$477	100.0%	$5,414	100.0%

	Nine Months Ended September 30,
	2012		2011
North America	$338	44.0%	$749	3.6%
International
Germany	14	1.8%	5,494	26.4%
Italy	389	50.6%	12,470	59.8%
Other	28	3.6%	2,136	10.2%

Net sales	$769	100.0%	$20,849	100.0%

Our net sales were made up of sales to customers in the following geographic regions (in thousands):

	Year Ended December 31,
	2011		2010
North America	$719	3.5%	$1,455	22.9%
International
Italy	12,055	59.5%	3,091	48.7%
Germany	5,501	27.2%	1,074	17.0%
Malta	1,128	5.6%	—	—%
Other	853	4.2%	724	11.4%

Net sales	$20,256	100%	$6,344	100. %

DEFERRED TAX BENEFIT (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Income Tax Expense

A reconciliation of income tax expense that would result from applying the U.S. Federal and State rate of 39% to pre-tax income from continuing operations for the years ended December 31, 2011 and 2010, with federal income tax expense presented in the financial statements is as follows (in thousands):

	2011	2010
Income tax benefit computed at U.S. Federal statutory rate (34%)	$(4,665)	$(2,546)
State income taxes, net of benefit federal taxes	(686)	(374)
Meals & Entertainment	106	39
Stock for services	393	589
Allowance for Doubtful Accounts	2,081	12
Inventory Reserve	89	—
Depreciation	40	(456)
Deferred Loan Costs	(464)	(50)
Research & Development Credit	26	—
Accruals	(7)	(67)
Disposal of Assets	—	3
Less Valuation Allowance	3,087	2,850

Income tax expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The items, which comprise a significant portion of deferred tax assets and liabilities, are approximately as follows (in thousands):

	2011	2010
Deferred Tax Assets:
NOL Carryover	$14,990	$11,973
R&D Carryover	171	104
Contribution Carryover	1	1
Allowance for Doubtful Accounts	2,107	26
RP Accruals	48	54
Inventory Reserve	89	—
Deferred Tax Liabilities:
Depreciation	(625)	(689)
Deferred Loan Costs	(515)	(50)
Less Valuation Allowance	(16,266)	(11,419)

Income Tax Expense	$—	$—

CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Capital Lease Payments

Future payments on capital lease obligations are as follows (in thousands):

Twelve months ending December 31:
2012	$73
2013	82
2014	64
2015	51
2016	48
Thereafter	—

Total future minimum lease payments	$318

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at September 30, 2012 (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
None	$—	$—	$—	$—

Total assets measured at fair value	$—	$—	$—	$—

Liabilities
Derivative liability (1)	$344	$—	$—	$344

Total liabilities measured at fair value	$344	$—	$—	$344

(1) See Note 4 for additional discussion.

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

We classify financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model.

(in thousands)	Derivative Liability
Balance at December 31, 2011	$—
Total gains or losses (realized and unrealized)
Included in net loss	52
Valuation adjustment	—
Purchases, issuances, and settlements, net	292
Transfers to Level 3	—

Balance at September 30, 2012	$344

Organization and Line of Business - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Item	Dec. 31, 2011 Item
Product Information [Line Items]
Number of product families through which operations are conducted	2	2
Number of pending patent applications in the U.S. and abroad	7	8
Number of registered marks	47	45
Number of pending trademark applications in the U.S. and abroad	12	21
Number of allowed marks	4
U.S.
Product Information [Line Items]
Number of registered patents	5	6
Mexican
Product Information [Line Items]
Number of registered patents	1	1
Cereplast Sustainables resins
Product Information [Line Items]
Maximum replacement of petroleum-based content of traditional plastics with materials from renewable resources (as a percent)	90.00%	90.00%
Number of commercial grades offered	4	6
Cereplast Compostables resins
Product Information [Line Items]
Number of commercial grades offered	17	13
Cereplast Hybrid resins
Product Information [Line Items]
Number of commercial grades offered	8	4
Maximum replacement of petroleum content in conventional plastics with bio-based materials (as a percent)	55.00%	55.00%

Summary of Significant Accounting Policies (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended							9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Jul. 27, 2012	Apr. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Item	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Exchange Agreement Senior Subordinated Notes Holders	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Nov. 09, 2012 Subsequent event Exchange Agreement Magna Notes	Oct. 15, 2012 Subsequent event Forecast Exchange Agreement Magna Notes	Sep. 30, 2012 Cash Credit Risk	Dec. 31, 2011 Cash Credit Risk	Dec. 31, 2010 Cash Credit Risk	Sep. 30, 2012 Accounts receivable Credit Risk	Dec. 31, 2011 Accounts receivable Credit Risk	Sep. 30, 2012 Accounts receivable Credit Risk Two large European customers Item	Dec. 31, 2011 Accounts receivable Credit Risk Two large European customers Item	Dec. 31, 2011 Accounts receivable Credit Risk Customer One Concentration Risk [Member]	Dec. 31, 2011 Accounts receivable Credit Risk Another large European customer	Sep. 30, 2011 Total cost of goods sold Suppliers Item	Dec. 31, 2011 Total cost of goods sold Suppliers Item	Dec. 31, 2010 Total cost of goods sold Suppliers Item	Sep. 30, 2011 Total cost of goods sold Suppliers Significant supplier one	Dec. 31, 2011 Total cost of goods sold Suppliers Significant supplier one	Dec. 31, 2010 Total cost of goods sold Suppliers Significant supplier one	Sep. 30, 2011 Total cost of goods sold Suppliers Significant supplier two	Dec. 31, 2011 Total cost of goods sold Suppliers Significant supplier two	Dec. 31, 2010 Total cost of goods sold Suppliers Significant supplier two	Dec. 31, 2011 Total cost of goods sold Suppliers Significant supplier three
Summary Of Significant Accounting Policies [Line Items]
Uninsured amount							$ 3,700,000	$ 2,200,000
Unrestricted cash																200,000	3,900,000	2,400,000
Number of large European customers																					2	2
Accounts receivable balance			7,293,000		7,293,000		14,744,000	5,285,000													13,700,000		7,600,000	6,100,000
Concentration of risk (as a percent)																					74.00%		36.00%	29.00%				34.00%	33.10%	45.90%	27.60%	27.50%	23.20%	10.80%
Agreed upon payment terms from receipt of goods																					90 days	90 days
Allowance for doubtful accounts			10,500,000		10,500,000		5,400,000	66,000											10,500,000	5,400,000
Number of significant suppliers																									2	3	2
Net Loss			(9,968,000)	(3,588,000)	(16,275,000)	(7,725,000)	(14,002,000)	(7,489,000)
Accumulated Deficit			(73,210,000)		(73,210,000)		(56,935,000)	(42,933,000)
Restricted Cash			43,000		43,000		43,000	43,000
Estimated useful lives of assets										5 years	5 years	7 years	7 years
Estimated life										5 years	5 years	15 years	15 years
Number of subsidiaries of wholly-owned subsidiary					2
Federally insured limits							250,000
Aggregate principal amount of debt instrument															4,600,000
Value of Notes and accrued interest									2,500,000
Number of shares of common stock into which notes are convertible									1
Conversion price (in dollars per share)									$ 1
Shares Issued in settlement of outstanding accounts payable balances to an institutional investor					6,375,000
Value of outstanding accounts payable for which common stock is issued					1,300,000
Number of common stock shares issued		1,000,000			1,000,000			2,137,642						2,100,000
Common stock price per share (in dollars per share)					$ 0.5
Gross proceeds from issuance of common stock					500,000
Unsecured short-term convertible debt			600,000		600,000
Additional availability under unsecured short-term convertible debt			600,000		600,000
Restocking charges					300,000
Value of unused containers of product held by Colortec	1,800,000
Minimum period of foreseeable demand for assessing recoverability of inventory					6 months
Maximum period of foreseeable demand for assessing recoverability of inventory					12 months
Minimum period for considering any quantity of inventory to be excessive					3 years
Total derivatives			$ 344,000		$ 344,000

Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories [Line Items]
Raw Materials	$ 2,030	$ 2,565	$ 936
Bioplastic Resins	3,475	1,959	318
Finished Goods	41	42	44
Packaging Materials	72	69	53
Work In Process			41
Obsolescence Reserve	(194)	(229)
Inventories, net	$ 5,424	$ 4,406	$ 1,392

Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 13,836	$ 13,752	$ 5,564
Accumulated Depreciation	(3,668)	(3,151)	(2,213)
Property and Equipment, Net	10,168	10,601	3,351
Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	5,772	5,434	5,074
Building
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	5,906	5,906
Land
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	32	32
Construction In Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	1,526	1,743	135
Auto
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		37	25
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	327	327	279
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 273	$ 273	$ 51

Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 295	$ 222	$ 203
Accumulated Amortization	(47)	(39)	(33)
Intangible Assets, Net	$ 248	$ 183	$ 170

Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 15, 2010	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Nov. 30, 2011 Warrants issued as part of a registered direct offering	Jan. 31, 2011 Warrants issued to accredited investors	Jan. 26, 2011 Warrants issued to accredited investors	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Securities Purchase Agreement	Dec. 31, 2011 Exempt From Registration	Dec. 31, 2010 Exempt From Registration	Dec. 31, 2010 Periodic Equity Investment Agreement	Sep. 30, 2012 Warrants issued related to registered direct offering costs
Capital Stock [Line Items]
Reverse stock split		0.025
Shares of common stock issued in private placement						$ 15,705,000	$ 1,289,000									$ 2,596,500	$ 3,125,000	$ 705,000
Number of warrants issued			2,993,000	2,212,000	2,993,000	2,993,000	1,273,000	649,000								649,128				100,000
Exercise price of warrants									2.2		6.35					6.35				0.5
Proceeds from private placement						15,860,000	8,025,000									12,300,000	4.5	1,300,000
Shares of restricted common stock issued to employees, directors, and third parties for services rendered				84,478		180,382	268,587
Value of shares of restricted common stock issued to employees, directors, and third parties for services rendered				88,000		700,000	1,200,000
Shares of common stock issued pursuant to a settlement agreement				9,587		4,062	20,162
Value of shares of common stock issued pursuant to a settlement agreement				10,000		20,000	75,000
Shares of common stock issued for warrants exercised						35,000
Value of common stock issued for warrants exercised						155,400
Number of common stock issued in registered direct offering (in shares)	1,000,000			1,000,000			2,137,642
Value of shares of common stock issued pursuant to an effective Registration Statement on Form S-3							6,200,000
Shares of common stock issued for fees associated with early termination of a lease in California							31,250
Value of shares of common stock issued for fees associated with early termination of a lease in California							125,000
Shares of common stock issued as a termination fee																			2,500
Value of shares of common stock issued as a termination fee																			12,000
Options granted						300,000
Grant-date fair values						700,000
Stock-based compensation for awards not expected to be exercised			200,000	200,000	200,000	200,000
Stock-based compensation			23,000	51,000	200,000
Expiration period												5 years	5 years	10 years	10 years
Vesting period				3 years		3 years
Shares available for future grants under the Plan			34,375	34,375	34,375	34,375
Closing stock price (in dollars per share)			$ 0.96	$ 0.26	$ 0.96	$ 0.96
Common Stock, shares issued			18,933,139	28,989,829	18,933,139	18,933,139	12,992,195		3,125,000		2,596,500
Number of warrants issued									2,343,750	649,128
Number of days after initial issuance on date of closing after which warrants are exercisable									180 days
Expiration period from the date of closing									5 years
Gross proceeds from issuance of common stock	500,000
Relative fair value of offering costs																				23,000
Number of common stock issued in exchange agreement with certain convertible debt holders (in shares)				2,537,625
Value of common stock issued in exchange agreement with certain convertible debt holders				2,900,000
Shares of common stock issued in settlement of our accounts payable				6,375,000
Value of common stock issued in settlement of our accounts payable				1,200,000
Shares of common stock issued to vendor in exchange for services				50,000
Value of common stock issued to vendor in exchange for services				$ 11,500

Schedule of Assumptions Used in Estimation of Grant Date Fair Value of Options Using Black-Scholes Option Pricing Model, Assuming No Dividends (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011
Assumptions used to Determine Fair Value Options [Line Items]
Average risk-free interest rate (as a percent)	2.29%	2.29%
Average expected life (in years)	6 years	6 years
Volatility (as a percent)	41.90%	41.90%

Summary of Stock Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Outstanding at the beginning of the period (in shares)	373,000	73,000	73,000
Granted at fair value (in shares)		300,000
Exercised (in shares)
Cancelled/forfeited (in shares)	(169,000)
Outstanding at the end of the period (in shares)	204,000	373,000	73,000
Options exercisable at the end of the period (in shares)	84,000	133,000	73,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 8.65	$ 22.4	$ 22.4
Granted at fair value (in dollars per share)		$ 5.31
Exercised (in dollars per share)
Cancelled/forfeited (in dollars per share)	$ 12.26
Outstanding at the end of the period (in dollars per share)	$ 5.62	$ 8.65	$ 22.4
Options exercisable at the end of the period (in dollars per share)	$ 6.08	$ 14.69	$ 22.4

Summary of Information About Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
$0.0 - $5.31
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 0	$ 0
Exercise price, high end of the range (in dollars per share)	$ 5.31	$ 5.31
Options Outstanding, Shares (in dollars per share)	200	300
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 5.31	$ 5.31
Options Outstanding, Weighted Average Remaining Contract Life	8 years 7 months 28 days	9 years 2 months 12 days
Options Outstanding, Aggregate Intrinsic Value
Options Exercisable, Shares	80	60
Options Exercisable, Weighted Average Remaining Contract Life (in dollars per share)	$ 5.31	$ 5.31
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 7 months 28 days	9 years 1 month 28 days
Options Exercisable, Aggregate Intrinsic Value
$5.32 - $22.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 5.32	$ 5.32
Exercise price, high end of the range (in dollars per share)	$ 22.4	$ 22.4
Options Outstanding, Shares (in dollars per share)	4	73
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 22.4	$ 22.4
Options Outstanding, Weighted Average Remaining Contract Life	2 years 5 months 1 day	2 years 11 months 1 day
Options Outstanding, Aggregate Intrinsic Value
Options Exercisable, Shares	4	73
Options Exercisable, Weighted Average Remaining Contract Life (in dollars per share)	$ 22.4	$ 22.4
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 5 months 1 day	2 years 11 months 1 day
Options Exercisable, Aggregate Intrinsic Value

Summary of Warrant Activity (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Number of Warrants
Outstanding at the beginning of the period (in shares)	4,219	1,273	1,273
Issued (number of warrants)	2,212	649	2,993	1,273
Cancelled (number of warrants)			(12)
Exercised (number of warrants)		(35)	(35)
Outstanding at the end of the period (in shares)	6,431	1,887	4,219	1,273
Warrants exercisable at end of period (in shares)	6,431	1,887	4,219	1,273
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	5.09	4.44	4.44
Issued (in dollars per share)	0.2	6.35	3.1	4.44
Cancelled (in dollars per share)			5.28
Exercised (in dollars per share)		4.44	4.44
Outstanding at the end of the period (in dollars per share)	2.27	5.09	5.09	4.44
Warrants exercisable at end of period (in dollars per share)	2.27	5.09	3.48	4.44

Loans Payable and Convertible Subordinated Notes - Additional Information (Detail) (USD $)	Oct. 24, 2011 Cereplast Italia Industrial plant and real estate	Dec. 31, 2010 Venture Loan Payable	Sep. 30, 2012 Venture Loan Payable	Dec. 31, 2011 Venture Loan Payable	Dec. 21, 2010 Venture Loan Payable	Dec. 31, 2010 Venture Loan Payable Warrant	Dec. 21, 2010 Venture Loan Payable Warrant	Sep. 30, 2012 Loan A	Dec. 31, 2011 Loan A	Dec. 21, 2010 Loan A	Sep. 30, 2012 Loan B	Dec. 31, 2011 Loan B	Dec. 21, 2010 Loan B	Dec. 31, 2010 Promissory Note to Purchase Automobile M	May 31, 2011 Convertible Subordinated Notes	Sep. 30, 2012 Convertible Subordinated Notes	Dec. 31, 2011 Convertible Subordinated Notes	Sep. 30, 2012 Convertible Subordinated Notes Maximum	Dec. 31, 2011 Convertible Subordinated Notes Maximum	Jun. 30, 2012 Convertible Subordinated Notes Exchange Agreement	Jun. 02, 2012 Convertible Subordinated Notes Exchange Agreement	Oct. 31, 2011 Mortgage Payable Cereplast Italia Industrial plant and real estate	Sep. 30, 2012 Mortgage Payable Cereplast Italia Industrial plant and real estate	Dec. 31, 2011 Mortgage Payable Cereplast Italia Industrial plant and real estate	Sep. 30, 2012 Mortgage Payable Cereplast Italia Industrial plant and real estate Gepafin	Dec. 31, 2011 Mortgage Payable Cereplast Italia Industrial plant and real estate Gepafin	Sep. 30, 2012 Mortgage Payable Cereplast Italia Industrial plant and real estate Eurofidi	Dec. 31, 2011 Mortgage Payable Cereplast Italia Industrial plant and real estate Eurofidi	Sep. 30, 2012 Credit Facility Cereplast Italia Industrial plant and real estate Intesa Sanpaolo	Dec. 31, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Intesa Sanpaolo	Oct. 24, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Intesa Sanpaolo	Sep. 30, 2012 Credit Facility Cereplast Italia Industrial plant and real estate Unicredit Bank	Dec. 31, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Unicredit Bank	Oct. 24, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Unicredit Bank	Sep. 30, 2012 Credit Facility Cereplast Italia Industrial plant and real estate Eurofidi Intesa Sanpaolo	Dec. 31, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Eurofidi Intesa Sanpaolo	Sep. 30, 2012 Credit Facility Cereplast Italia Industrial plant and real estate Eurofidi Unicredit Bank	Dec. 31, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Eurofidi Unicredit Bank	Jun. 30, 2012 Amended Venture Loan Payable	Jun. 29, 2012 Amended Venture Loan Payable	Sep. 30, 2012 Amended Venture Loan Payable Restated and amended warrant	Jun. 30, 2012 Amended Venture Loan Payable Restated and amended warrant	Sep. 30, 2012 Short-Term Convertible Notes	Sep. 30, 2012 Asher Note Item	Jul. 03, 2012 Asher Note	Sep. 30, 2012 Asher Note Maximum	Sep. 30, 2012 Asher Note Minimum	Jun. 30, 2012 JMJ Note D	Sep. 30, 2012 JMJ Note Item	Jun. 26, 2012 JMJ Note	Sep. 30, 2012 JMJ Note Warrant	Jun. 26, 2012 JMJ Note Warrant
Debt Instrument [Line Items]
Total loan commitment					$ 5,000,000					$ 2,500,000			$ 2,500,000
Maturity period of loan								39 months	39 months		39 months	39 months											15 years	15 years					8 months	8 months		18 months	18 months
Interest rate (as a percent)			12.00%	12.00%										7.70%		7.00%	7.00%																											8.00%						0.00%
Variable rate basis			One month LIBOR	One month LIBOR																			Euribor (6-month)	Euribor (6-month)					Euribor (3 month)	Euribor (3 month)		Euribor (3 month)	Euribor (3 month)
Maximum rate used in calculation of variable rate (as a percent)			12.00%	12.00%
Number of business days preceding the funding of loan used for determination of the variable rate			5 days	5 days
Percentage deducted from variable rate			0.30%	0.30%
Period of payment of interest		9 months																					2 years	2 years
Period of payment of principal			30 months	30 months
Term of warrants						7 years
Shares of common stock that can be purchased in exercise of warrants							140,000																																225,000			140,000							1,886,792
Exercise price of warrants (in dollars per share)							4.4																																	0.01		0.26							0.21	0.21
Relative fair value of the new Warrant							200,000																																			117,000									344,000	198,113
Deferred debt issuance costs		400,000													1,300,000
Principal amount														20,359																															206,500					1,100,000
Debt term														60																																		180
Total loan commitment															12,500,000							4,500,000
Conversion rate (in shares per USD)																0.1724138	0.1724138			1
Conversion price (in dollars per share)																$ 5.8	$ 5.8				$ 1
Rate of conversion for issuance of additional shares (in shares per USD)																		0.025606	0.025606
Total rate of conversion (in shares per USD)																		0.1980198	0.1980198
Number of shares of common stock into which notes are convertible																9,586,207	2,155,173
Aggregate purchase price	6,500,000
Interest rate margin (as a percent)																							5.70%	5.70%
Percentage of principal guaranteed																									20.00%	20.00%									60.00%	60.00%	60.00%	60.00%
Term of guarantee obtained																									10 years	10 years
Principal guaranteed																											500,000	500,000
Maximum borrowing capacity																															700,000			800,000
Floating interest rate (as a percent)																													5.85%	5.85%		5.93%	5.93%
Period for which interest is deferred																													2 months	2 months
Period from receiving written notice after which payments will be assessed a late payment fee			5 days
Late payment fee (as a percent)			4.00%
Change in relative fair value of the amended Warrant																																									32,000
Debt payable																																											646,500
Discount (in dollars)																																											289,957
Repayment options, percentage of principal amount beginning 90 days from the issuance date																																														135.00%	100.00%
Minimum period for exercising repayment options of debt																																												90 days
Conversion price as percentage of average of the lowest trading prices for common stock																																												70.00%					80.00%
Number of lowest trading prices of common stock considered for conversion price calculation																																												5					3
Number of days prior to conversion date used for calculating conversion price																																												90 days					20 days
Original Issue Discount																																																0.1
Warrant issued (as a percent)																																																100.00%
Consideration received																																																	400,000
Principal Sum																																																	$ 440,000

Schedule of Assumptions Used in Estimating Fair Value of Warrants Using Black-Scholes Option Pricing Model (Detail)	1 Months Ended				9 Months Ended	1 Months Ended
	May 02, 2012	Dec. 31, 2010 Warrant Venture Loan Payable	Aug. 31, 2012 Warrant JMJ Note	Jun. 30, 2012 Warrant JMJ Note	Sep. 30, 2012 Warrant JMJ Note	May 31, 2012 Restated and amended warrant Amended Venture Loan Payable
Assumptions:
Expected Life	1 year 8 months 12 days	7 years	4 years	4 years	3 years 10 months 24 days	7 years
Expected volatility (as a percent)	89.40%	39.90%	97.70%	95.40%	101.80%	88.20%
Dividends (as a percent)
Risk-free interest rate (as a percent)	0.27%	2.74%	0.66%	0.59%	0.47%	1.35%

Leases - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Item	Dec. 31, 2011 Item
Leases [Line Items]
Number of facilities underlying leases	3	3
California Facility
Leases [Line Items]
Area of facility subject to lease (in square feet)	5,475	5,475
Lease term	5 years	5 years
Current monthly rent	13,654	13,124
Percentage of annual escalation	3.00%	3.00%
Indiana Facility
Leases [Line Items]
Area of facility subject to lease (in square feet)	105,000	105,000
Lease term	10 years	10 years
Current monthly rent	25,000	25,000
Bonen Facility
Leases [Line Items]
Area of facility subject to lease (in square feet)	1,000	1,000
Current monthly rent	2,000	2,000

Schedule of Customers Accounting for 10% or More of Net Revenue (Detail) (Revenue, Customer)	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2011 Customer A	Sep. 30, 2011 Customer A	Dec. 31, 2011 Customer A	Sep. 30, 2011 Customer B	Sep. 30, 2011 Customer B	Dec. 31, 2011 Customer B	Sep. 30, 2011 Customer C	Dec. 31, 2011 Customer C	Sep. 30, 2012 Customer D	Sep. 30, 2012 Customer D	Dec. 31, 2010 Customer D	Sep. 30, 2012 Customer E	Sep. 30, 2012 Customer E	Dec. 31, 2010 Customer E	Sep. 30, 2012 Customer F
Concentration Risk [Line Items]
Percentage of net revenue	68.00%	27.00%	27.80%	29.20%	26.80%	27.10%	26.30%	25.60%	80.30%	49.80%	48.80%	14.50%	18.00%	14.10%	10.50%

Summary of Sales by Geographic Area as Percentage of Net Sales (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Net Sales	$ 477	$ 5,369	$ 770	$ 20,221	$ 20,256	$ 6,344
Revenue | Geographic area
Concentration Risk [Line Items]
Net Sales	477	5,414	769	20,849	20,256	6,344
Percentage of net revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Revenue | Geographic area | North America
Concentration Risk [Line Items]
Net Sales	94	81	338	749	719	1,455
Percentage of net revenue	19.70%	1.50%	44.00%	3.60%	3.50%	22.90%
Revenue | Geographic area | International, Italy
Concentration Risk [Line Items]
Net Sales	383	5,262	389	12,470	12,055	3,091
Percentage of net revenue	80.30%	97.20%	50.60%	59.80%	59.50%	48.70%
Revenue | Geographic area | International, Germany
Concentration Risk [Line Items]
Net Sales			14	5,494	5,501	1,074
Percentage of net revenue			1.80%	26.40%	27.20%	17.00%
Revenue | Geographic area | International, Malta
Concentration Risk [Line Items]
Net Sales					1,128
Percentage of net revenue					5.60%
Revenue | Geographic area | International, Other
Concentration Risk [Line Items]
Net Sales		$ 71	$ 28	$ 2,136	$ 853	$ 724
Percentage of net revenue		1.30%	3.60%	10.20%	4.20%	11.40%

Deferred Tax Benefit - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carry forwards	$ 38,400,000
Deferred tax asset, valuation allowance	$ 16,266,000	$ 11,419,000
U.S. Federal and State statutory rate	39.00%

Reconciliation of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Income tax benefit computed at U.S. Federal statutory rate (34%)					$ (4,665)	$ (2,546)
U.S. Federal statutory rate					34.00%
State income taxes, net of benefit federal taxes					(686)	(374)
Meals & Entertainment					106	39
Stock for services					393	589
Allowance for Doubtful Accounts					2,081	12
Inventory Reserve xxx					89
Depreciation					40	(456)
Deferred Loan Costs					(464)	(50)
Research & Development Credit					26
Accruals					(7)	(67)
Disposal of Assets						3
Less Valuation Allowance					3,087	2,850
Income tax expense

Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets:
NOL Carryover					$ 14,990	$ 11,973
R&D Carryover					171	104
Contribution Carryover					1	1
Allowance for Doubtful Accounts					2,107	26
RP Accruals					48	54
Inventory Reserve					89
Deferred Tax Liabilities:
Depreciation					(625)	(689)
Deferred Loan Costs					(515)	(50)
Less Valuation Allowance					(16,266)	(11,419)
Income Tax Expense

Schedule of Future Capital Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2012	$ 73
2013	82
2014	64
2015	51
2016	48
Thereafter
Total future minimum lease payments	$ 318

Schedule of Assumptions Used for Estimation of Fair Value of Warrant Using Black-Scholes Option Pricing Model (Detail)	1 Months Ended
May 02, 2012
Assumptions used to Determine Fair Value Options [Line Items]
Expected Life	1 year 8 months 12 days
Expected volatility (as a percent)	89.40%
Dividends (as a percent)
Risk-free interest rate (as a percent)	0.27%

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Recurring basis, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Totall
Assets
Total assets measured at fair value
Liabilities
Derivative liability	344	[1]
Total liabilities measured at fair value	344
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets measured at fair value
Significant Other Observable Inputs (Level 2)
Assets
Total assets measured at fair value
Significant Unobservable Inputs (Level 3)
Assets
Total assets measured at fair value
Liabilities
Derivative liability	344	[1]
Total liabilities measured at fair value	$ 344

[1]	See Note 4 for additional

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Derivative Liability, USD $)
In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Derivative Liability
Total gains or losses (realized and unrealized)
Included in net loss	$ 52
Valuation adjustment
Purchases, issuances, and settlements, net	292
Transfers to Level 3
Balance at the ending of the period	$ 344

Common Stock Warrants - Additional Information (Detail)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Amended Venture Loan Payable	Jun. 29, 2012 Amended Venture Loan Payable	Jun. 30, 2012 Amended Venture Loan Payable Restated and amended warrant	Jun. 30, 2012 JMJ Note	Sep. 30, 2012 JMJ Note	Jun. 26, 2012 JMJ Note	Nov. 30, 2011 Warrants issued as part of a registered direct offering	Jan. 31, 2011 Warrants issued to accredited investors	Jan. 26, 2011 Warrants issued to accredited investors	Apr. 30, 2012 Warrants issued pursuant to a Subscription Agreement
Common Stock Warrant [Line Items]
Common Stock, shares issued	28,989,829	18,933,139	12,992,195							3,125,000		2,596,500	1,000,000
Number of warrants issued				225,000		140,000		1,886,792		2,343,750	649,128		100,000
Exercise price of warrants (in dollars per share)					0.01	0.26		0.21	0.21	2.2		6.35	0.5
Number of days after initial issuance on date of closing after which warrants are exercisable										180 days
Expiration period from the date of closing										5 years
Exercisable period							4 years				5 years		7 years

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Apr. 30, 2012	Sep. 30, 2012	Dec. 31, 2010	Oct. 31, 2012 Subsequent event	Nov. 09, 2012 Subsequent event	Nov. 09, 2012 Subsequent event Exchange Agreement Magna Notes	Oct. 15, 2012 Subsequent event Forecast Exchange Agreement Magna Notes	Oct. 15, 2012 Subsequent event Forecast Hanover Purchase Agreement Hanover Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt instrument							$ 4,600,000	$ 800,000
Shares issued under agreement	1,000,000	1,000,000	2,137,642			2,100,000
Amount of tranches in which loans are sold								$ 100,000
Additional period granted to regain compliance with NASDAQ's minimum bid price rule under NASDAQ Marketplace Listing Rule 5810(c)(3)(A)				180 days
Minimum bid price under NASDAQ Marketplace Listing Rule 5810(c)(3)(A) (in dollars per share)				$ 1,000,000
Shares issued in connection with the settlement of outstanding accounts payable balances					3,300,000